As filed with the Securities and Exchange Commission on June 9, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  October 1, 2007 – March 31, 2008

Item 1. Report to Stockholders.

Semi-Annual Report

March 31, 2008

The Leuthold Funds

Leuthold
Asset Allocation Fund

Leuthold
Select Equities Fund

Leuthold
Undervalued & Unloved Fund

Grizzly
Short Fund

Leuthold
Core Investment Fund

Leuthold
Select Industries Fund

The Leuthold Funds

Expense Example – March 31, 2008 (Unaudited)

As a shareholder of the Funds, you incur two types of costs:(1) transaction costs, including reinvested dividends, or other distributions;redemption fees;and exchange fees;and (2) ongoing costs, including management fees;distribution and/or service fees;and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2007 – March 31, 2008).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.Although the Funds charge no sales load (the Core Investment Fund, Asset Allocation Fund, and Undervalued and Unloved Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and extraordinary expenses as determined under generally accepted accounting principles.You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled“Expenses Paid During Period”to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class

	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 - March 31, 2008

Actual**	$1,000.00	$1,018.50	$7.16
Hypothetical (5% return
before expenses)***	1,000.00	1,017.91	7.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.42%, mutiplied by the average account value over the period, muliplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.62 and the Fund’s annualized expense ratio would be 1.11%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.62 and the Fund’s annualized expense ratio would be 1.11%.

Leuthold Core Investment Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 - March 31, 2008

Actual**	$1,000.00	$1,018.40	$6.65
Hypothetical (5% return
before expenses)**	1,000.00	1,018.41	6.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32%, mutiplied by the average account value over the period, muliplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.12 and the Fund’s annualized expense ratio would be 1.01%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.12 and the Fund’s annualized expense ratio would be 1.01%.

Leuthold Select Industries Fund

	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 - March 31, 2008

Actual	$1,000.00	$ 919.30	$6.20
Hypothetical (5% return
before expenses)	1,000.00	1,018.54	6.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29%, mutiplied by the average account value over the period, muliplied by 183/366 to reflect the one-half year period.

The Leuthold Funds

Expense Example Tables (Unaudited) (Continued)

Grizzly Short Fund

	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 - March 31, 2008

Actual**	$1,000.00	$1,302.00	$18.80
Hypothetical (5% return
before expenses)***	1,000.00	1,008.67	16.40

*	Expenses are equal to the Fund’s annualized expense ratio of 3.27%, mutiplied by the average account value over the period, muliplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.63 and the Fund’s annualized expense ratio would be 1.50%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.57 and the Fund’s annualized expense ratio would be 1.50%.

Leuthold Asset Allocation Fund - Retail Class

	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 - March 31, 2008

Actual**	$1,000.00	$ 990.70	$7.31
Hypothetical (5% return
before expenses)***	1,000.00	1,017.66	7.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.47%, mutiplied by the average account value over the period, muliplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.99 and the Fund’s annualized expense ratio would be 1.20%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $6.08 and the Fund’s annualized expense ratio would be 1.20%.

Leuthold Asset Allocation Fund - Institutional Class

	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 - March 31, 2008

Actual**	$1,000.00	$ 990.70	$6.43
Hypothetical (5% return
before expenses)***	1,000.00	1,018.54	6.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29%, mutiplied by the average account value over the period, muliplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.11 and the Fund’s annualized expense ratio would be 1.03%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.19 Fund’s annualized expense ratio would be 1.03%.

The Leuthold Funds

Expense Example Tables (Unaudited) (Continued)

Leuthold Select Equities Fund

	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 - March 31, 2008

Actual	$1,000.00	$ 883.00	$8.71
Hypothetical (5% return
before expenses)	1,000.00	1,015.75	9.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.85%, mutiplied by the average account value over the period, muliplied by 183/366 to reflect the one-half year period.

Leuthold Undervalued & Unloved Fund

	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 - March 31, 2008

Actual	$1,000.00	$ 906.50	$7.15
Hypothetical (5% return
before expenses)	1,000.00	1,017.50	7.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, mutiplied by the average account value over the period, muliplied by 183/366 to reflect the one-half year period.

The Leuthold Funds

 ]

*Excludes short term investments.

The Leuthold Funds

*Excludes short term investments.

The Leuthold Funds

		Market
		Value

Leuthold Core Investment Fund

Components of Portfolio Holdings*
Common Stock		$854,765,622
Investment Companies		165,375,596
Preferred Stock		10,292,111
Foreign Government Bonds		150,614,906
US Treasury Obligations		106,024,654
	Total:	$1,287,072,889

Leuthold Select Industries Fund

Components of Portfolio Holdings*
Energy		$10,157,478
Consumer Staples		5,712,884
Financials		2,854,694
Health Care		14,453,021
Industrials		11,221,729
Information Technology		1,569,991
Materials		4,604,166
Telecommunication Services		4,639,454
	Total:	$55,213,417

Grizzly Short Fund

Components of Portfolio Holdings*

Short Securities:
Consumer Discretionary		$16,302,663
Consumer Staples		745,721
Financials		22,214,392
Health Care		4,744,564
Industrials		3,387,997
Information Technology		10,364,588
Materials		3,898,988
Telecommunication Services		1,837,811
Utilities		1,526,048
Energy		1,740,914
	Total:	$66,763,685

* Excludes short term investments

The Leuthold Funds

		Market
		Value

Leuthold Asset Allocation Fund

Components of Portfolio Holdings*
Common Stock		$766,295,237
Investment Companies		128,481,804
Preferred Stock		21,130,330
Foreign Government Bonds		124,103,216
US Treasury Obligations		73,581,338
	Total:	$1,113,591,925

Leuthold Select Equities Fund

Components of Portfolio Holdings*
Consumer Discretionary		$839,405
Consumer Staples		2,830,255
Energy		2,651,357
Health Care		4,273,620
Industrials		1,103,457
Information Technology		2,705,774
Materials		2,614,776
Telecommunication Services		2,712,390
Utilities		429,512
Financials		1,267,716
	Total:	$21,428,262

Leuthold Undervalued & Unloved Fund

Components of Portfolio Holdings*

Consumer Discretionary		$2,130,787
Consumer Staples		1,088,304
Energy		2,455,822
Financials		2,733,265
Health Care		1,809,369
Industrials		289,591
Information Technology		739,600
Materials		781,535
Telecommunication Services		582,514
Utilities		1,822,662
	Total:	$14,433,449

* Excludes short term investments

The Leuthold Funds

Statements of Assets and Liabilities
March 31, 2008 (Unaudited)

	Leuthold	Leuthold		Leuthold	Leuthold	Leuthold
	Core	Select		Asset	Select	Undervalued
	Investment	Industries	Grizzly	Allocation	Equities	& Unloved
	Fund	Fund	Short Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $1,606,979,920, $52,259,411, $77,787,665, $1,524,198,774, $22,287,676, and $15,541,949,
respectively)	$1,680,196,334	$55,386,251	$78,127,681	$1,524,440,791	$22,990,383	$15,117,253
Receivable for fund shares sold	102,724	979	450,367	20,909,489	279,490	32,203
Receivable for investments sold	16,649,680	—	—	24,075,149	724,406	—
Deposit for short sales	59,482,035	—	69,882,527	29,683,322	—	—
Collateral at broker for securities
sold short	141,242,866	—	6,122,403	114,337,768	—	—
Interest receivable	8,870,504	2,941	933,203	6,963,042	4,249	4,037
Dividends receivable	603,550	19,407	—	1,158,959	17,105	28,034
Receivable from Adviser	—	—	—	—	—	17,852
Other assets	11,614	12,524	18,200	132,928	11,262	11,412
Total Assets	1,907,159,307	55,422,102	155,534,381	1,721,701,448	24,026,895	15,210,791
LIABILITIES:
Securities sold short, at market
value (proceeds $161,579,685, $0, $84,299,066, $129,295,754,
$0, and $0, respectively)	141,242,866	—	74,927,938	114,337,768	—	—
Payable for investments
purchased	33,732,000	—	3,946,111	43,019,290	1,956,067	—
Payable for Short Sales	8,021,762		—	6,467,620
Payable for fund shares
purchased	747,269	2,220	91,708	930,977	11,968	8,817
Payable to Adviser	1,312,777	47,156	81,395	1,122,537	28,073	20,872
Payable to Custodian	1,552,816	1,897	17,211	1,199,130	7,149	2,337
Dividends payable	164,615	520	81,859	156,078	77	1,323
Accrued expenses and other
liabilities	1,020,876	56,178	109,907	792,452	14,319	25,908
Total Liabilities	187,794,981	107,971	79,256,129	168,025,852	2,017,653	59,257
NET ASSETS	$1,719,364,326	$55,314,131	$76,278,252	$1,553,675,596	$22,009,242	$15,151,534

See notes to the financial statements.

The Leuthold Funds

Statements of Assets and Liabilities (Continued)
March 31, 2008 (Unaudited)

	Leuthold		Leuthold		Leuthold		Leuthold	Leuthold
	Core		Select		Asset		Select	Undervalued
	Investment		Industries	Grizzly	Allocation		Equities	& Unloved
	Fund		Fund	Short Fund	Fund		Fund	Fund
NET ASSETS CONSIST OF:
Capital stock	$1,511,486,500		$50,473,112	$81,156,606	$1,540,457,997		$22,922,798	$16,745,342
Accumulated net investment
income/(loss)	(2,500,187)		(404,245)	(36,558)	208,169		(132,636)	(165)
Accumulated net realized
gain/(loss) on investments	116,824,780		2,118,424	(14,552,940)	(2,190,573)		(1,483,627)	(1,168,947)
Net unrealized appreciation on
investments and short positions	93,553,233		3,126,840	9,711,144	15,200,003		702,707	(424,696)
Total Net Assets	$1,719,364,326		$55,314,131	$76,278,252	$1,553,675,596		$22,009,242	$15,151,534

Retail Class Shares
Net assets	$1,407,287,582		$55,314,131	$76,278,252	$1,159,064,802		$22,009,242	$15,151,534
Shares outstanding
(1,000,000,000 shares of
$.0001 par value authorized)	79,840,085		3,742,479	12,266,076	104,925,180		2,080,509	1,665,634
Net AssetValue, Redemption
Price and Offering Price Per
Share	$17.63	*	$14.78	$6.22	$11.05	*	$10.58	$9.10 *

Institutional Class Shares
Net assets	$312,076,744		n/a	n/a	$394,610,794		n/a	n/a
Shares outstanding
(1,000,000,000 shares of
$.0001 par value authorized)	17,722,456		n/a	n/a	35,706,182		n/a	n/a
Net AssetValue, Redemption
Price and Offering Price Per
Share	$17.61	*	n/a	n/a	$11.05	*	n/a	n/a

*Redemption price may differ from NAV if redemption fee is applied.

See notes to the financial statements.

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2008 (Unaudited)

	Leuthold	Leuthold		Leuthold	Leuthold	Leuthold
	Core	Select		Asset	Select	Undervalued
	Investment	Industries	Grizzly	Allocation	Equities	& Unloved
	Fund	Fund	Short Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Dividend income (net of foreign taxes
withheld of $65,276, $6,017, $0, $210,988, $8,891, and $3,952,
respectively)	$6,408,035	$350,959	$—	$6,526,204	$98,749	$178,954
Interest income	20,136,338	9,743	2,933,894	12,163,209	16,292	7,905
Total investment income	26,544,373	360,702	2,933,894	18,689,413	115,041	186,859
EXPENSES:
Investment advisory fee (Note 3)	7,881,163	325,346	513,018	4,824,519	102,199	43,888
Administration fee	428,874	17,025	22,305	161,238	4,590	2,841
Transfer agent fees and expenses	113,556	6,141	3,573	261,924	5,226	3,675
Legal fees	38,625	1,566	1,386	18,828	276	369
Audit fees	29,646	11,259	15,006	17,940	7,596	7,596
Fund accounting fees and expenses	113,997	5,589	2,280	53,550	1,377	1,839
Custody fees	70,050	3,846	366	38,400	729	552
Shareholder servicing fees and
expenses	765,057	32,535	41,041	—	—	—
Federal and state registration	22,293	9,528	10,800	66,393	9,153	11,273
Reports to shareholders	114,450	4,491	2,823	33,507	1,365	1,101
Directors’ fees and expenses	27,525	1,650	1,464	13,368	183	183
Distribution (Rule 12b-1) fees	—	—	—	709,724	19,648	10,780
Other	38,460	1,560	1,650	14,070	273	183
Total expenses before dividends and
interest on short positions	9,643,696	420,536	615,712	6,213,461	152,615	84,280
Dividends and interest on short
positions	2,669,298	—	726,548	1,425,741	—	—
Securities Lending credit (See Note 8)	—	—	—	—	—	—
Reimbursement from Adviser	—	—	—	—	—	—
Recoupment by Adviser	—	—	—	—	36,455	3,492
Total expenses	12,312,994	420,536	1,342,260	7,639,202	189,070	87,772
NET INVESTMENT INCOME/(LOSS)	$14,231,379	$(59,834)	$1,591,634	$11,050,211	$(74,029)	$99,087

See notes to the financial statements.

The Leuthold Funds

Statements of Operations (Continued)
For the Six Months Ended March 31, 2008 (Unaudited)

	Leuthold	Leuthold		Leuthold	Leuthold	Leuthold
	Core	Select		Asset	Select	Undervalued
	Investment	Industries	Grizzly	Allocation	Equities	& Unloved
	Fund	Fund	Short Fund	Fund	Fund	Fund

REALIZED AND UNREALIZED
GAINS (LOSSES) ON
INVESTMENTS AND SHORT
POSITIONS:
Net realized gain (loss) on:
Investments	$44,911,483	$2,490,391	$—	$(30,419,729)	$(1,273,950)	$(897,950)
Investment Companies	18,775,164	—	—	4,551,509	—	—
Short positions	86,215,255	—	18,617,142	34,576,916	—	—
Net unrealized appreciation
(depreciation) during the year on:
Investments	(18,310,821)	(7,908,999)	—	(38,258,274)	(1,443,948)	(286,036)
Investment Companies	(119,217,514)	—	—	(5,368,465)	—	—
Short positions	5,449,734	—	5,016,042	10,482,017	—	—
Net realized and unrealized gain (loss)
on investments and short positions	17,823,301	(5,418,608)	23,633,184	(24,436,026)	(2,717,898)	(1,183,986)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$32,054,680	$(5,478,442)	$25,224,818	$(13,385,815)	$(2,791,927)	$(1,084,899)

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Statements of Changes in Net Assets

	Six Months	Year Ended
	Ended March 31, 2008	September 30, 2007
	(Unaudited)
OPERATIONS:
Net investment income	$14,231,379	$33,342,028
Net realized gain on investments	149,901,902	289,561,812
Net unrealized appreciation (depreciation) on investments	(132,078,601)	46,683,196
Net increase in net assets from operations	32,054,680	369,587,036
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(15,116,125)	(29,340,504)
From net investment income - Institutional Class	(2,546,681)	(3,601,449)
From net realized gains - Retail Class	(275,904,309)	(7,028,690)
From net realized gains - Institutional Class	(36,566,524)	(734,010)
Total distributions	(330,133,639)	(40,704,653)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	22,761,487	25,242,774
Proceeds from shares sold - Institutional Class	110,890,840	35,218,929
Proceeds from shares issued to holders in reinvestment of dividends -
Retail Class	272,451,155	33,727,705
Proceeds from shares issued to holders in reinvestment of dividends -
Institutional Class	34,823,796	3,704,576
Cost of shares redeemed - Retail Class*	(198,721,830)	(271,005,027)
Cost of shares redeemed - Institutional Class*	(3,035,918)	(7,008,448)
Net increase (decrease) in net assets from capital share transactions	239,169,530	(180,119,491)
TOTAL INCREASE IN NET ASSETS:	(58,909,429)	148,762,892
NET ASSETS
Beginning of period	1,778,273,755	1,629,510,863
End of period (including accumulated net investment income of
($2,500,187) and $932,143, respectively)	$1,719,364,326	$1,778,273,755

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	1,222,533	1,304,653
Shares sold - Institutional Class	6,320,269	1,831,770
Shares issued to holders in reinvestment of dividends - Retail Class	15,331,306	1,731,782
Shares issued to holders in reinvestment of dividends - Institutional
Class	1,960,862	189,353
Shares redeemed - Retail Class	(11,058,919)	(14,149,110)
Shares redeemed - Institutional Class	(169,072)	(360,822)
Net increase (decrease) in shares outstanding	13,606,979	(9,452,374)
* Net of redemption fees of (Retail Class):	$2,650	$2,926
* Net of redemption fees of (Institutional Class):	$—	$—

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Statements of Changes in Net Assets

	Six Months	Year Ended
	Ended March 31, 2008	September 30, 2007
	(Unaudited)
OPERATIONS:
Net investment income	$(59,834)	$455,319
Net realized gain on investments	2,490,391	19,112,434
Net unrealized appreciation (depreciation) on investments
during the period	(7,908,999)	258,722
Net increase in net assets from operations	(5,478,442)	19,826,475
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(293,477)	(520,162)
From net realized gains	(18,730,574)	(1,276,159)
Total distributions	(19,024,051)	(1,796,321)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,379,773	1,157,656
Proceeds from shares issued to holders in reinvestment of dividends	17,711,137	1,691,939
Cost of shares redeemed	(14,294,291)	(23,129,869)
Net increase (decrease) in net assets from capital share transactions	5,796,619	(20,280,274)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(18,705,874)	(2,250,120)
NET ASSETS
Beginning of period	74,020,005	76,270,125
End of period (including accumulated net investment loss of $404,244
and $50,933, respectively)	$55,314,131	$74,020,005
CHANGES IN SHARES OUTSTANDING:
Shares sold	151,952	59,643
Shares issued to holders in reinvestment of dividends	1,122,989	91,297
Shares redeemed	(905,655)	(1,199,123)
Net increase (decrease) in shares outstanding	369,286	(1,048,183)

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Statements of Changes in Net Assets

	Six Months	Year Ended
	Ended March 31, 2008	September 30, 2007
	(Unaudited)
OPERATIONS:
Net investment income	$1,591,634	$2,987,664
Net realized loss on short positions	18,617,142	(7,958,996)
Net unrealized appreciation (depreciation) on short positions during
the period	5,016,042	5,128,303
Net increase (decrease) in net assets from operations	25,224,818	156,971
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,745,420)	(2,948,289)
Total distributions	(1,745,420)	(2,948,289)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	98,361,101	92,639,911
Proceeds from shares issued to holders in reinvestment of dividends	1,629,312	2,304,073
Cost of shares redeemed	(123,856,060)	(64,211,158)
Net increase (decrease) in net assets from capital share transactions	(23,865,647)	30,732,826
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(386,249)	27,941,508
NET ASSETS
Beginning of period	76,664,501	48,722,993
End of period (including accumulated net investment income (loss) of
$(36,558) and $117,230, respectively)	$76,278,252	$76,664,501
CHANGES IN SHARES OUTSTANDING:
Shares sold	18,132,718	19,316,350
Shares issued to holders in reinvestment of dividends	294,301	467,995
Shares redeemed	(21,886,968)	(12,626,191)
Net increase (decrease) in shares outstanding	(3,459,949)	7,158,154

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Statements of Changes in Net Assets

	Six Months	Year Ended
	Ended March 31, 2008	September 30, 2007
	(Unaudited)
OPERATIONS:
Net investment gain	$11,050,211	$7,733,116
Net realized gain (loss) on investments	8,708,696	3,748,760
Net unrealized appreciation on investments during the period	(33,144,722)	47,348,020
Net increase in net assets from operations	(13,385,815)	58,829,896
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(8,113,007)	(6,040,593)
From net investment income - Institutional Class	(3,077,792)	(1,613,340)
From net realized gains - Retail Class	(10,125,274)	—
From net realized gains - Institutional Class	(3,393,060)	—
Total distributions	(24,709,133)	(7,653,933)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	690,251,369	595,154,917
Proceeds from shares sold - Institutional Class	224,331,122	237,369,076
Proceeds from shares issued to holders in reinvestment of dividends -
Retail Class	17,104,284	5,657,844
Proceeds from shares issued to holders in reinvestment of dividends -
Institutional Class	6,391,312	1,599,168
Cost of shares redeemed - Retail Class*	(86,327,507)	(154,169,902)
Cost of shares redeemed - Institutional Class*	(16,210,861)	(58,129,271)
Net increase in net assets from capital share transactions	835,539,719	627,481,832
TOTAL INCREASE IN NET ASSETS:	797,444,771	678,657,795
NET ASSETS
Beginning of period	756,230,825	77,573,030
End of period (including accumulated net investment income of
$208,169 and $343,782, respectively)	$1,553,675,596	$756,230,825
CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	61,541,662	55,413,064
Shares sold - Institutional Class	19,985,524	21,754,868
Shares issued to holders in reinvestment of dividends - Retail Class	1,522,252	514,877
Shares issued to holders in reinvestment of dividends - Institutional
Class	568,362	142,673
Shares redeemed - Retail Class	(7,679,001)	(14,360,903)
Shares redeemed - Institutional Class	(1,442,125)	(5,303,119)
Net increase in shares outstanding	74,496,674	58,164,460
* Net of redemption fees of (Retail Class):	$26,846	$3,914
* Net of redemption fees of (Institutional Class):	15,493	71

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Statements of Changes in Net Assets

	Six Months	Year Ended
	Ended March 31, 2008	September 30, 2007
	(Unaudited)
OPERATIONS:
Net investment loss	$(74,029)	$(55,900)
Net realized gain (loss) on investments	(1,273,950)	408,949
Net unrealized appreciation (depreciation) on investments
during the period	(1,443,948)	2,157,447
Net increase (decrease) in net assets from operations	(2,791,927)	2,510,496
DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	(514,172)	—
Total distributions	(514,172)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,561,525	14,186,156
Proceeds from shares issued to holders in reinvestment of dividends	511,182	—
Cost of shares redeemed	(8,200,089)	(3,535,644)
Net increase in net assets from capital share transactions	8,872,618	10,650,512
TOTAL INCREASE IN NET ASSETS:	5,566,519	13,161,008
NET ASSETS
Beginning of period	16,442,723	3,281,715
End of period (including accumulated net investment loss of $132,636
and $58,607, respectively)	$22,009,242	$16,442,723
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,433,170	1,313,814
Shares issued to holders in reinvestment of dividends	43,211	—
Shares redeemed	(731,874)	(336,389)
Net increase in shares outstanding	744,507	977,425

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Statements of Changes in Net Assets

		Period from
		November 14, 2006(1)
	Six Months	through
	Ended March 31, 2008	September 30, 2007
	(Unaudited)
OPERATIONS:
Net investment income	$99,087	$103,652
Net realized loss on investments	(897,950)	(270,997)
Net unrealized appreciation on investments during the period	(286,036)	(138,660)
Net increase in net assets from operations	(1,084,899)	(306,005)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(99,313)	(103,591)
Total distributions	(99,313)	(103,591)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,910,814	14,177,994
Proceeds from shares issued to holders in reinvestment of dividends	97,266	103,358
Cost of shares redeemed*	(4,097,704)	(2,446,386)
Net increase in net assets from capital share transactions	4,910,376	11,834,966
TOTAL INCREASE IN NET ASSETS:	3,726,164	11,425,370
NET ASSETS
Beginning of period	11,425,370	—
End of period (including accumulated net investment income (loss) of
$(165) and $61, respectively)	$15,151,534	$11,425,370
CHANGES IN SHARES OUTSTANDING:
Shares sold	945,815	1,354,074
Shares issued to holders in reinvestment of dividends	10,390	9,860
Shares redeemed	(419,111)	(235,394)
Net increase in shares outstanding	537,094	1,128,540
* Net of redemption fee	$100	$—

(1) Commencement of operations.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund – Retail
Financial Highlights

	Six Months Ended		Years Ended September 30,
	March 31, 2008		2007	2006	2005	2004	2003
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$21.18		$17.45	$17.50	$15.49	$13.39	$9.95
Income from investment operations:
Net investment income(1)	0.10		0.39	0.43	0.09	—	0.09
Net realized and unrealized gains
on investments and short
positions	0.28		3.81	0.68	2.65	2.15	3.44
Total from investment operations	0.38		4.20	1.11	2.74	2.15	3.53
Less distributions:
From net investment income	(0.18)		(0.38)	(0.42)	(0.09)	—	(0.09)
In excess of net investment
income	—		—	—	—	(0.05)	—
From net realized gains	(3.75)		(0.09)	(0.74)	(0.64)	—	—
Total distributions	(3.93)		(0.47)	(1.16)	(0.73)	(0.05)	(0.09)
Net asset value, end of period	$17.63		$21.18	$17.45	$17.50	$15.49	$13.39
Total return	1.85	%(5)	24.32%	6.64%	18.26%	16.03%	35.60%
Supplemental data and ratios:
Net assets, end of period	$1,407,287,582		$1,574,861,576	$1,490,923,347	$1,112,947,051	$511,455,363	$317,603,196
Ratio of expenses to average net
assets:
Before expense reimbursement(2)	1.42	%(6)	1.15%	1.39%	1.74%	1.37%	1.31%
After expense reimbursement(2)	1.42	%(6)	1.15%	1.39%	1.74%	1.37%	1.31%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement(3)	1.92	%(6)	1.96%	2.51%	0.67%	(0.03%)	0.71%
After expense reimbursement(3)	1.92	%(6)	1.96%	2.51%	0.67%	(0.03%)	0.71%
Portfolio turnover rate(4)	94.30%		144.17%	86.40%	163.88%	132.96%	89.59%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.11% and 1.11%, respectively, for the year ended September 30, 2008,
1.08% and 1.08%, respectively, for the year ended September 30, 2007, 1.08% and 1.08%, respectively, for the year ended September 30, 2006,
1.19% and 1.19%, respectively, for the year ended September 30, 2005, 1.21% and 1.21%, respectively, for the year ended September 30, 2004,
1.21% and 1.21%, respectively, for the year ended September 30, 2003.
(3)	The net investment income (loss) ratios include dividends on short positions.
(4)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(5)	Not Annualized.
(6)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund – Institutional
Financial Highlights

				Period from
				January 31, 2006(1)
	Six Months		Year Ended	through
	Ended March 31, 2008		September 30, 2007	September 30, 2006
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$21.17		$17.43	$17.74
Income (loss) from investment operations:
Net investment income(2)	0.18		0.40	0.30
Net realized and unrealized gains (losses) on
investments and short positions	0.20		3.83	(0.27)
Total from investment operations	0.38		4.23	0.03
Less distributions:
From net investment income	(0.19)		(0.40)	(0.34)
From net realized gains	(3.75)		(0.09)	—
Total distributions	(3.94)		(0.49)	(0.34)
Net asset value, end of period	$17.61		$21.17	$17.43
Total return	1.84	%(6)	24.53%	0.17	%(6)
Supplemental data and ratios:
Net assets, end of period	$312,076,744		$203,412,179	$103,587,516
Ratio of expenses to average net assets:
Before expense reimbursement(3)	1.32	%(7)	1.05%	1.32%
After expense reimbursement(3)	1.32	%(7)	1.05%	1.32%
Ratio of net investment income to average net assets:
Before expense reimbursement(4)	2.02	%(7)	2.06%	2.83%
After expense reimbursement(4)	2.02	%(7)	2.06%	2.83%
Portfolio turnover rate(5)	94.30%		144.17%	86.40%

(1)	Commencement of share class operations.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.01% and 1.01%, respectively, for the year ended September 30, 2008,
0.98% and 0.98%, respectively, for the year ended September 30, 2007, and 0.99% and 0.99%, respectively, for the period ended September 30,
2006.
(4)	The net investment income ratios include dividends on short positions.
(5)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(6)	Not Annualized.
(7)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Financial Highlights

			Years Ended September 30,
	Six Months Ended
	March 31, 2008		2007	2006	2005	2004	2003
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$21.94		$17.25	$16.07	$12.26	$10.40	$7.50
Income (loss) from investment
operations:
Net investment income (loss)(1)	(0.12)		0.13	0.04	(0.02)	(0.13)	(0.11)
Net realized and unrealized gains
on investments	(1.32)		4.98	1.34	3.83	1.99	3.01
Total from investment operations	(1.44)		5.11	1.38	3.81	1.86	2.90
Less distributions:
From net investment income	(0.07)		(0.12)	(0.03)	—	—	—
From net realized gains	(5.65)		(0.30)	(0.17)	—	—	—
Total distributions	(5.72)		(0.42)	(0.20)	—	—	—
Net asset value, end of period	$14.78		$21.94	$17.25	$16.07	$12.26	$10.40
Total return	(8.07	%)(2)	30.12%	8.67%	31.08%	17.88%	38.67%
Supplemental data and ratios:
Net assets, end of period	$55,314,131		$74,020,005	$76,270,125	$31,197,482	$20,776,181	$17,215,408
Ratio of expenses to average net
assets:
Before expense reimbursement
or recovery	1.29	%(3)	1.29%	1.30%	1.56%	1.63%	1.80%
After expense reimbursement or
recovery	1.29	%(3)	1.29%	1.32%	1.60%	1.72%	1.95%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement
or recovery	(0.18	%)(3)	0.61%	0.26%	(0.16%)	(0.94%)	(1.41%)
After expense reimbursement or
recovery	(0.18	%)(3)	0.61%	0.24%	(0.20%)	(1.03%)	(1.56%)
Portfolio turnover rate	57.13%		132.08%	179.88%	156.11%	165.86%	184.71%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Not Annualized.
(3)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Financial Highlights

	Six Months Ended		Years Ended September 30,
	March 31, 2008		2007	2006	2005	2004	2003
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$4.88		$5.69	$6.72	$7.56	$8.93	$14.17
Income (loss) from investment operations:
Net investment income (loss)(1)	0.11		0.31	0.36	0.08	(0.14)	(0.13)
Net realized and unrealized gains (losses) on
short positions	1.35		(0.81)	(1.04)	(0.84)	(1.23)	(3.76)
Total from investment operations	1.46		(0.50)	(0.68)	(0.76)	(1.37)	(3.89)
Less distributions:
From net investment income	(0.12)		(0.31)	(0.35)	(0.08)	—	—
From net realized gains	—		—	—	—	—	(1.25)
Return of capital	—		—	—	— (5)	—	(0.10)
Total distributions	(0.12)		(0.31)	(0.35)	(0.08)	—	(1.35)
Net asset value, end of period	$6.22		$4.88	$5.69	$6.72	$7.56	$8.93
Total return	30.20	%(6)	(8.82%)	(10.23%)	(10.00%)	(15.34%)	(29.68%)
Supplemental data and ratios:
Net assets, end of period	$76,278,252		$76,664,501	$48,722,993	$54,684,868	$21,754,861	$22,332,738
Ratio of expenses to average net assets:
Before expense reimbursement or recovery(2)	3.27	%(7)	2.86%	2.93%	2.94%	3.60%	3.49%
After expense reimbursement or recovery(2)	3.27	%(7)	2.86%	2.93%	2.94%	3.60%	3.61%
Ratio of net investment income (loss) to average
net assets:
Before expense reimbursement or recovery(3)	5.65	%(7)	6.40%	5.57%	1.66%	(2.31%)	(1.75%)
After expense reimbursement or recovery(3)	5.65	%(7)	6.40%	5.57%	1.66%	(2.31%)	(1.87%)
Portfolio turnover rate(4)	0%		0%	0%	0%	0%	0%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement or recovery and after expense reimbursement or recovery ratios excluding dividends on short positions were 1.50% and 1.50%, respectively, for the year ended
September 30, 2008, or recovery ratios excluding dividends on short positions were 1.61% and 1.61%, respectively, for the year ended
September 30, 2007, 1.57% and 1.57%, respectively, for the year ended September 30, 2006, 1.77% and 1.77%, respectively, for the year ended
September 30, 2005, 2.12% and 2.12%, respectively, for the year ended September 30, 2004, 1.95% and 2.07%, respectively, for the year ended
September 30, 2003, 1.98% and 2.50%, respectively, for the year ended September 30, 2002.
(3)	The net investment income (loss) ratios include dividends on short positions.
(4)	The portfolio turnover ratios exclude purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(5)	Less than one cent per share.
(6)	Not Annualized.
(7)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund – Retail
Financial Highlights

				Period from
				May 24, 2006(1)
	Six Months		Year Ended	through
	Ended March 31, 2008		September 30, 2007	September 30, 2006
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$11.43		$9.73	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.09		0.16	0.03
Net realized and unrealized gains (losses) on
investments and short positions	(0.19)		1.72	(0.30)
Total from investment operations	(0.10)		1.88	(0.27)
Less distributions:
From net investment income	(0.10)		(0.18)	—
From net realized gains	(0.18)		—	—
Total distributions	(0.28)		(0.18)	—
Net asset value, end of period	$11.05		$11.43	$9.73
Total return	(0.93	%)(6)	19.46%	(2.70	%)(6)
Supplemental data and ratios:
Net assets, end of period	$1,159,064,802		$566,453,346	$77,573,030
Ratio of expenses to average net assets:
Before expense reimbursement(3)	1.47	%(7)	1.43%	1.78%
After expense reimbursement(3)	1.47	%(7)	1.43%	1.73%
Ratio of net investment income to average net assets:
Before expense reimbursement(4)	2.28	%(7)	1.97%	2.71%
After expense reimbursement(4)	2.28	%(7)	1.97%	2.76%
Portfolio turnover rate(5)	110.98%		196.15%	26.83%

(1)	Commencement of operations.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	The ratio of expenses to average net assets includes dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.20% and 1.20%, respectively, for the year ended September 30, 2008,
1.32% and 1.32%, respectively, for the period ended September 30, 2007, 1.55% and 1.50%, respectively, for the period ended September 30,
2006.
(4)	The net investment income ratios include dividends on short positions.
(5)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(6)	Not Annualized.
(7)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund – Institutional
Financial Highlights

			Period from
			January 31, 2007(1)
	Six Months		through
	Ended March 31, 2008		September 30, 2007
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$11.44		$10.53
Income from investment operations:
Net investment income(2)	0.12		0.12
Net realized and unrealized gains on
investments and short positions	(0.22)		0.92
Total from investment operations	(0.10)		1.04
Less distributions:
From net investment income	(0.11)		(0.13)
From net realized gains	(0.18)		—
Total distributions	(0.29)		(0.13)
Net asset value, end of period	$11.05		$11.44
Total return(6)	(0.93%)		9.95%
Supplemental data and ratios:
Net assets, end of period	$394,610,764		$189,777,479
Ratio of expenses to average net assets:
Before expense reimbursement(3)	1.29	%(7)	1.22%
After expense reimbursement(3)	1.29	%(7)	1.22%
Ratio of net investment income to average net assets:
Before expense reimbursement(4)	2.46	%(7)	2.11%
After expense reimbursement(4)	2.46	%(7)	2.11%
Portfolio turnover rate(5)	110.98%		196.15%

(1)	Commencement of operations.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	The ratio of expenses to average net assets include dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.03% and 1.03%, respectively, for the period ended September 30, 2008, and
1.08% and 1.08%, respectively, for the period ended September 30, 2007.
(4)	The net investment income ratios include dividends on short positions.
(5)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(6)	Not Annualized.
(7)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Financial Highlights

				Period from
	Six Months Ended		Year Ended	May 24, 2006(1) through
	March 31, 2008		September 30, 2007	September 30, 2006
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$12.31		$9.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.07)		(0.04)	(0.01)
Net realized and unrealized gains (losses) on
investments and short positions	(1.34)		3.20	(0.84)
Total from investment operations	(1.41)		3.16	(0.85)
Less distributions:
From net realized gains	(0.32)		—	—
Total distributions	(0.32)		—	—
Net asset value, end of period	$10.58		$12.31	$9.15
Total return	(11.70	%)(3)	34.54%	(8.50	%)(3)
Supplemental data and ratios:
Net assets, end of period	$22,009,242		$16,442,723	$3,281,715
Ratio of expenses to average net assets:
Before expense reimbursement	1.85	%(4)	2.16%	6.20%
After expense reimbursement	1.85	%(4)	1.85%	1.85%
Ratio of net investment income loss to average net assets:
Before expense reimbursement	(0.72	%)(4)	(1.01%)	(4.74%)
After expense reimbursement	(0.72	%)(4)	(0.70%)	(0.39%)
Portfolio turnover rate	86.93%		191.08%	88.00%

(1)	Commencement of operations.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not Annualized.
(4)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Financial Highlights

			Period from
			November 14, 2006(1)
	Six Months		through
	EndedMarch 31, 2008		September 30, 2007
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.12		$10.00
Income (loss) from investment operations:
Net investment income(2)	0.08		0.11
Net realized and unrealized gains on
investments and short positions	(1.02)		0.12
Total from investment operations	(0.94)		0.23
Less distributions:
From net investment income	(0.08)		(0.11)
Total distributions	(0.08)		(0.11)
Net asset value, end of period	$9.10		$10.12
Total return(3)	(9.35%)		2.30%
Supplemental data and ratios:
Net assets, end of period	$15,151,534		$11,425,370
Ratio of expenses to average net assets:
Before expense reimbursement	1.50	%(4)	2.03%
After expense reimbursement	1.50	%(4)	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.69	%(4)	1.00%
After expense reimbursement	1.69	%(4)	1.53%
Portfolio turnover rate	48.43%		56.25%

(1)	Commencement of operations.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 49.71%
Biotechnology - 5.50%
Amgen, Inc. (a)	133,495	$5,577,421
BioMarin
Pharmaceuticals,
Inc. (a)	105,527	3,732,490
Celgene Corp. (a)	389,371	23,864,549
Cephalon, Inc. (a)	61,044	3,931,234
Genentech, Inc. (a)	263,478	21,389,144
Gilead Sciences,
Inc. (a)	361,458	18,625,931
ImClone Systems,
Inc. (a)	99,365	4,215,063
Myriad Genetics,
Inc. (a)	91,969	3,705,431
Onyx
Pharmaceuticals,
Inc. (a)	77,995	2,264,195
OSI Pharmaceuticals,
Inc. (a)	90,291	3,375,980
United Therapeutics
Corp. (a)	44,034	3,817,748
		94,499,186
Chemicals - 0.25%
Orica Ltd.	160,000	4,259,511
Commercial Services & Supplies - 0.91%
Energysolutions, Inc.	184,140	4,224,172
Stericycle, Inc. (a)	148,803	7,663,354
Tetra Tech, Inc. (a)	193,586	3,776,863
		15,664,389
Communications Equipment - 0.26%
Echelon Corp. (a)	333,558	4,503,033

	Shares	Value
Construction Materials - 0.27%
Cemex S.A. de C.V. -
ADR (a)	179,678	$4,693,189
Electrical Equipment - 2.31%
China Sunergy Co.
Ltd. - ADR (a)	158,273	1,155,393
Evergreen Solar,
Inc. (a)	391,000	3,624,570
First Solar, Inc. (a)	28,251	6,529,936
JA Solar Holdings Co.
Ltd. - ADR (a)	660,005	12,276,093
Suntech Power
Holdings Co., Ltd -
ADR (a)	205,347	8,328,875
Trina Solar Limited -
ADR (a)	166,113	5,106,314
Yingli Green Energy
Holding Co. Ltd. –
ADR (a)	162,473	2,778,288
		39,799,469
Electronic Equipment & Instruments - 0.90%
Itron, Inc. (a)	82,481	7,442,260
Sunpower Corp. (a)	107,382	8,001,033
		15,443,293
Energy Equipment & Services - 8.23%
Diamond Offshore
Drilling	222,771	25,930,544
ENSCO
International, Inc.	356,806	22,343,192
Noble Corp.	580,573	28,837,061
Pride International,
Inc. (a)	920,049	32,155,712
Transocean Inc. (a)	238,669	32,268,049
		141,534,558

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Food & Staples Retailing - 4.15%
BJ’sWholesale Club,
Inc. (a)	355,593	$12,691,114
CostcoWholesale
Corp.	325,880	21,172,424
Wal-Mart Stores, Inc.	711,279	37,470,178
		71,333,716
Health Care Providers & Services - 2.86%
Aetna, Inc.	397,658	16,737,425
Cigna Corp.	420,153	17,045,607
Health Net, Inc. (a)	200,120	6,163,696
Humana, Inc. (a)	126,693	5,683,448
WellCare Health
Plans, Inc. (a)	92,468	3,601,629
		49,231,805
Insurance - 2.31%
Aegon NV - ADR	244,401	3,578,031
Aflac, Inc.	204,227	13,264,544
Manulife Financial
Corp.	150,495	5,715,800
Metlife, Inc.	110,079	6,633,361
UnumProvident Corp.	478,739	10,537,045
		39,728,781
Machinery - 6.40%
Bradken Limited	194,000	1,189,662
Bucyrus International,
Inc. - Class A	270,851	27,532,004
Caterpillar, Inc.	265,431	20,780,593
Joy Global, Inc.	432,723	28,196,231
Komatsu Ltd.	332,000	9,209,270
Pentair, Inc.	127,066	4,053,405
Terex Corp. (a)	304,785	19,049,062
		110,010,227

	Shares	Value
Metals & Mining - 3.99%
Aluminum Corp of
China Ltd. - ADR	65,991	$2,668,016
BHP Billiton Ltd. -
ADR	190,164	12,522,299
Cameco Corp.	102,318	3,370,355
CompanhiaVale do
Rio Doce - ADR	433,905	15,030,469
Freeport-McMoran
Copper & Gold, Inc.	212,099	20,408,166
PAN American Silver
Corp. (a)	109,842	4,214,638
Southern Copper
Corp.	99,998	10,382,792
		68,596,735
Oil, Gas & Consumable Fuels - 2.89%
Atlas Pipeline
Partners LP	70,916	2,840,895
Buckeye Partners LP	60,453	2,786,883
Copano Energy LLC	105,342	3,601,643
El Paso Pipeline
Partners LP	104,243	2,362,146
Energy Transer
Equity LP	141,683	4,426,177
Enterprise Products
Partners LP	264,870	7,866,639
Kinder Morgan
Energy Partners LP	355,383	19,435,896
Magellan Midstream
Partners	72,537	2,937,749
Oneok Partners LP	39,392	2,265,040
Sunoco Logistics
Partners LP	22,836	1,114,397
		49,637,465
See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Pharmaceuticals - 4.64%
Forest Laboratories,
Inc. (a)	182,366	$7,296,464
Genzyme Corp. (a)	150,120	11,189,945
King
Pharmaceuticals,
Inc. (a)	642,068	5,585,992
Mylan Laboratories	1,000,103	11,601,195
Par Pharmaceutical
Companies, Inc. (a)	360,944	6,276,816
Teva Pharmaceutical
Industries, Ltd. -
ADR	560,038	25,868,155
Watson
Pharmaceuticals,
Inc. (a)	410,632	12,039,730
		79,858,297
Wireless Telecommunication Services - 3.84%

America Movil SA de
CV - ADR	255,222	16,255,089
Millicom
International
Cellular, SA (a)	107,434	10,157,885
Mobile Telesystems -
ADR (a)	233,194	17,687,765
Vimpekom-SP - ADR	403,383	12,057,118
Vodafone Group, PLC
- ADR	332,569	9,814,111
		65,971,968
TOTAL COMMON STOCKS
(Cost $825,668,567)		$854,765,622

	Shares	Value
INVESTMENT COMPANIES - 9.62%
Exchange Traded Funds - 7.20%
iShares China 25
Fund	18,715	$2,529,145
iShares MSCI Brazil
Index Fund	87,832	6,765,699
iShares MSCI
Emerging Markets
Index Fund	84,392	11,340,597
iShares MSCI
Malaysia Index
Fund	250,850	2,972,572
iShares MSCI South
Africa Fund	25,676	2,907,550
iShares MSCI South
Korea Index Fund	98,839	5,514,228
iShares MSCI Taiwan
Index Fund	169,169	2,681,329
iShares S&P Latin
America Fund	47,933	12,103,083
iShares Silver
Trust (a)	47,000	8,009,270
SPDR Trust Series 1	523,129	69,037,334
		123,860,807
Mutual Funds - 2.42%
ING Russia Fund	202,278	12,765,771
Matthews China Fund	247,688	7,353,852
Matthews India Fund	415,330	7,837,282
Matthews Korea
Fund	866,144	4,703,162
USGI Accolade
Funds:Eastern
European Fund	206,404	8,854,722
		41,514,789

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
TOTAL INVESTMENT
COMPANIES
(Cost $125,300,684)		$165,375,596
PREFERRED STOCKS - 0.60%
Food & Staples Retailing - 0.60%
Cia Brasileira de
Distribuicao Grupo
Pao de Acucar	251,395	10,292,111
TOTAL PREFERRED STOCKS
(Cost $8,435,559)		$10,292,111

	Principal
	Amount	Value
FOREIGN GOVERNMENT BONDS - 8.76%
New SouthWales Treasury Bond (b) 6.000%,
10/01/2009	$91,620,000	82,597,581
Republic of Brazil (b) 12.500%,
01/05/2022	110,000,000	68,017,325
TOTAL FOREIGN GOVERNMENT
BONDS
(Cost $154,375,819)		$150,614,906
INVESTMENTS SUBJECT TO BANKRUPTCY
PROCEEDINGS - 0.30%
(Cost $0)
See Note 6 (a) (e)		5,232,828
TOTAL INVESTMENTS SUBJECT
TO BANKRUPTCY
PROCEEDINGS		$5,232,828
U.S. TREASURY OBLIGATIONS - 6.17%
U.S. Treasury Note - 6.17%
4.875%,
04/30/2008 (d)	5,732,000	5,747,224

	Principal
	Amount	Value
4.875%,
05/31/2008 (d)	$69,600,000	$69,991,500
3.125%,
10/15/2008 (d)	30,000,000	30,285,930
		106,024,654
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $105,308,674)		$106,024,654
SHORT-TERM INVESTMENTS - 22.56%
Money Market Fund - 22.56%
Fidelity Money
Market Portfolio -
Select Class 5.16%	387,890,617	387,890,617
TOTAL SHORT TERM
INVESTMENTS
(Cost $387,890,617)		$387,890,617
Total Investments
(Cost $1,606,979,920) -
97.72%		$1,680,196,334
Other Assets in Excess of
Liabilities - 2.28%		39,167,992

TOTAL NET ASSETS - 100.00%		$1,719,364,326
Percentages are stated as a percent of net assets.
ADR – American Depository Receipt

(a)	Non Income Producing
(b)	Foreign issue security
(c)	Performance is linked to the price of the referenced metal
(d)	A portion of these securities constitutes proceeds from securities sold short
(e)	Prepaid forward contract was executed as of October 19, 2005 and based on the counterparty’s bankruptcy, the Fund has not received delivery on the executed value of the contract. The contract is currently being fair valued based on a valuation approach approved by the Fund’s Board of Directors.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 7.62%
Airlines - 0.22%
AMR Corp. (a)	150,747	$1,359,738
Delta Air Lines Inc. Del (a)	151,976	1,306,994
UAL Corp.	54,276	1,168,562
		3,835,294
Automobiles - 0.16%
Ford Motor Co. (a)	238,323	1,363,208
General Motors Corp.	70,796	1,348,664
		2,711,872
Biotechnology - 0.18%
Alkermes, Inc. (a)	30,007	356,483
Vertex Pharmaceuticals,
Inc. (a)	115,718	2,764,503
		3,120,986
Building Products - 0.10%
Owens Corning (a)	93,470	1,694,611
Capital Markets - 0.25%
Jefferies Group, Inc.	77,410	1,248,623
Merrill Lynch & Co, Inc.	35,131	1,431,237
Morgan Stanley	34,081	1,557,502
		4,237,362
Chemicals - 0.08%
The Scotts Co.	41,782	1,354,572
Commercial Banks - 0.63%
Bancorpsouth, Inc.	80,686	1,868,688
Fifth Third Bancorp	93,258	1,950,957
Mitsubishi UFJ Financial
Group, Inc. - ADR (a)	202,205	1,759,184
Synovus Financial Corp.	174,610	1,931,187
UCBH Holdings, Inc.	151,415	1,174,980
UnionBanCal Corp.	42,434	2,082,661
		10,767,657

	Shares	Value
Commercial Services & Supplies - 0.07%
MonsterWorldwide, Inc. (a)	46,666	$1,129,784
Communications Equipment - 0.45%
Ciena Corp. (a)	66,311	2,044,368
F5 Networks, Inc. (a)	94,070	1,709,252
JDS Uniphase Corp. (a)	134,763	1,804,477
Motorola, Inc.	117,508	1,092,824
Nortel Networks Corp (a)	165,324	1,106,018
		7,756,939
Construction Materials - 0.19%
Eagle Materials, Inc.	47,998	1,706,329
Vulcan Materials Co.	22,277	1,479,193
		3,185,522
Consumer Finance - 0.20%
Capital One Financial Corp.	40,870	2,011,621
SLM Corp. (a)	95,604	1,467,521
		3,479,142
Containers & Packaging - 0.08%
Smurfit-Stone Container
Corp. (a)	188,548	1,451,820
Diversified Financial Services - 0.09%
Citigroup, Inc.	73,510	1,574,584
Diversified Telecommunication
Services - 0.09%
TimeWarner Telecom,
Inc. (a)	95,308	1,476,321
Food Products - 0.09%
Dean Foods Co.	74,824	1,503,214
Health Care Equipment & Supplies - 0.26%
Boston Scientific Corp. (a)	108,720	1,399,226
Immucor, Inc. (a)	57,108	1,218,685
Masimo Corp. (a)	71,988	1,871,688
		4,489,599

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Securities Sold Short (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Health Care Technology - 0.08%
Health Corporation (a)	152,033	$1,450,395
Hotels Restaurants & Leisure - 0.47%
Melco Pbl Entertainment -
ADR (a)	169,560	1,929,593
Starwood Hotels & Resorts
Worldwide	43,348	2,243,259
Vail Resorts, Inc. (a)	39,271	1,896,397
WyndhamWorldwide Corp.	96,187	1,989,147
		8,058,396
Household Durables - 0.68%
Centex Corp.	70,747	1,712,785
D.R. Horton, Inc.	118,525	1,866,769
Jarden Corp. (a)	85,273	1,853,835
MDC Holdings, Inc.	48,989	2,145,228
Pulte Homes, Inc.	138,160	2,010,228
Toll Brothers, Inc. (a)	90,903	2,134,402
		11,723,247
Independent Power Producers & Energy
Traders - 0.12%
Mirant Corp. (a)	57,007	2,074,485

Insurance - 0.35%
American International
Group, Inc.	49,822	2,154,801
Fidelity National Title
Group, Inc.	100,671	1,845,299
First American Corp. (a)	60,953	2,068,745
		6,068,845
Internet Software & Services - 0.20%
Akamai Technologies,
Inc. (a)	51,030	1,437,005
Equinix, Inc. (a)	29,301	1,948,223
		3,385,228

	Shares	Value
IT Services - 0.16%
EuronetWorldwide, Inc. (a)	57,675	$1,110,820
Verifone Holdings, Inc. (a)	99,403	1,577,526
		2,688,346
Media - 0.46%
Belo Corp.	110,741	1,170,532
Cablevision Systems
Corp. (a)	81,838	1,753,788
Interpublic Group of
Companies, Inc. (a)	238,844	2,008,678
Lamar Advertising Co. (a)	35,872	1,288,881
Virgin Media, Inc.	123,446	1,736,885
		7,958,764
Multi-Utilities - 0.09%
CMS Energy Corp.	112,180	1,518,917
Oil, Gas & Consumable Fuels - 0.06%
Cheniere Energy, Inc. (a)	55,776	1,104,365
Paper & Forest Products - 0.10%
Weyerhaeuser Co.	25,124	1,634,065
Real Estate - 0.09%
Apartment Investment &
Management Co.	44,550	1,595,335
Real Estate Investment Trusts (REITs) - 0.60%
Corporate Office Properties
Trust	44,339	1,490,234
Digital Realty Trust, Inc.	49,698	1,764,279
Essex Property Trust, Inc.	14,821	1,689,298
Federal Realty Investment
Trust	24,635	1,920,298
Simon Property Group, Inc.	18,556	1,724,038
Washington Real Estate
Investment Trust	52,071	1,740,213
		10,328,360

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Securities Sold Short (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Real Estate Management &
Development - 0.13%
Brookfield Properties Co.	112,791	$2,177,994
Semiconductors & Semiconductor Equipment - 0.18%
Advanced Micro Devices,
Inc. (a)	256,459	1,510,544
Micron Technology, Inc. (a)	262,698	1,568,307
		3,078,851
Software - 0.21%
Electronic Arts, Inc. (a)	32,550	1,624,896
Red Hat, Inc. (a)	110,961	2,040,573
		3,665,469
Textiles, Apparel & Luxury Goods - 0.12%
Liz Claiborne, Inc.	113,666	2,063,038
Thrifts & Mortgage Finance - 0.18%
Freddie Mac	63,284	1,602,351
Sovereign Bancorp, Inc.	162,831	1,517,585
		3,119,936
Water Utilities - 0.09%
Aqua America, Inc.	82,110	1,542,026
Wireless Telecommunication Services - 0.12%
Metropcs Communications,
Inc. (a)	122,708	2,086,036
TOTAL COMMON STOCKS
(Proceeds $150,301,286)		$131,091,377
INVESTMENT COMPANIES - 0.59%
Exchange Traded Funds - 0.59%
iShares Trust - Russell 2000	108,237	7,415,317
Powershares - QQQ Trust	62,584	2,736,172
TOTAL INVESTMENT COMPANIES
(Proceeds $11,278,399)		$10,151,489

	Shares	Value
TOTAL SECURITIES SOLD
SHORT - 8.21%
(Proceeds $161,579,685)		$141,242,866
Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a) Non Income Producing

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.53%
Biotechnology - 11.37%
BioMarin Pharmaceuticals,
Inc. (a)	7,449	$263,471
Celgene Corp. (a)	27,680	1,696,507
Cephalon, Inc. (a)	4,367	281,235
Genentech, Inc. (a)	18,124	1,471,306
Gilead Sciences, Inc. (a)	25,509	1,314,479
ImClone Systems, Inc. (a)	7,288	309,157
Myriad Genetics, Inc. (a)	6,752	272,038
Onyx Pharmaceuticals,
Inc. (a)	5,634	163,555
OSI Pharmaceuticals,
Inc. (a)	6,460	241,540
United Therapeutics
Corp. (a)	3,209	278,220
		6,291,508
Chemicals - 0.53%
Orica Ltd.	11,000	292,841
Commercial Services & Supplies - 2.00%
Energysolutions, Inc.	12,998	298,174
Stericycle, Inc. (a)	10,516	541,574
Tetra Tech, Inc. (a)	13,617	265,668
		1,105,416
Communications Equipment - 0.56%
Echelon Corp. (a)	23,176	312,876
Electrical Equipment - 4.70%
China Sunergy Co. Ltd. -
ADR (a)	11,056	80,709
Evergreen Solar, Inc. (a)	27,502	254,943
First Solar, Inc. (a)	1,979	457,426
Ja Solar Holdings Co. Ltd. -
ADR (a)	35,955	668,763

	Shares	Value
Suntech Power Holdings Co.,
Ltd. - ADR (a)	14,420	$584,875
Trina Solar Limited -
ADR (a)	11,767	361,718
Yingli Green Energy
Holding Co. Ltd.- ADR (a)	11,351	194,102
		2.602,536
Electronic Equipment & Instruments - 1.62%
Itron, Inc. (a)	5,916	533,801
Sunpower Corp. (a)	4,853	361,597
		895,398
Energy Equipment & Services - 17.92%
Diamond Offshore Drilling	15,810	1,840,284
ENSCO International, Inc.	25,373	1,588,857
Noble Corp.	39,978	1,985,707
Pride International, Inc. (a)	63,414	2,216,320
Transocean Inc. (a)	16,856	2,278,931
		9,910,099
Food & Staples Retailing - 9.04%
BJ’sWholesale Club, Inc. (a)	25,002	892,321
CostcoWholesale Corp.	22,854	1,484,824
Wal-Mart Stores, Inc.	49,814	2,624,202
		5,001,347
Health Care Providers & Services - 6.16%
Aetna, Inc.	27,018	1,137,188
Cigna Corp.	29,180	1,183,833
Health Net, Inc. (a)	14,097	434,187
Humana, Inc. (a)	8,858	397,370
WellCare Health Plans,
Inc. (a)	6,508	253,487
		3,406,065

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Insurance - 5.16%
Aegon NV - ADR	17,876	$261,705
Aflac, Inc.	14,610	948,919
Manulife Financial Corp.	10,766	408,893
Metlife, Inc.	7,988	481,357
UnumProvident Corp.	34,249	753,820
		2,854,694
Machinery - 14.24%
Bradken Limited	16,000	98,116
Bucyrus International, Inc. -
Class A	19,178	1,949,442
Caterpillar, Inc.	19,196	1,502,855
Joy Global, Inc.	30,379	1,979,496
Komatsu Ltd.	25,000	693,469
Pentair, Inc.	8,446	269,427
Terex Corp. (a)	22,123	1,382,688
		7,875,493
Metals & Mining - 8.24%
Aluminum Corp of China
Ltd. - ADR	4,746	191,881
BHP Billiton Ltd. - ADR	12,923	850,980
Cameco Corp.	7,510	247,379
CompanhiaVale do Rio Doce
- ADR	28,382	983,153
Freeport-McMoran Copper &
Gold, Inc.	14,378	1,383,451
PAN American Silver
Corp. (a)	7,049	270,470
Southern Copper Corp.	6,081	631,390
		4,558,704
Pharmaceuticals - 8.60%
Genzyme Corp. (a)	10,548	786,248
Mylan Laboratories	72,127	836,673

	Shares	Value
Par Pharmaceutical
Companies, Inc. (a)	25,316	$440,245
Teva Pharmaceutical
Industries, Ltd. - ADR	39,988	1,847,046
Watson Pharmaceuticals,
Inc. (a)	28,828	845,237
		4,755,449
Wireless Telecommunication Services - 8.39%
America Movil SA de CV -
ADR	17,988	1,145,656
Millicom International
Cellular, SA (a)	7,611	719,620
Mobile Telesystems -
ADR (a)	16,469	1,249,173
Vimpekom-SP - ADR	28,311	846,216
Vodafone Group, PLC - ADR	23,002	678,789
		4,639,454
TOTAL COMMON STOCKS
(Cost $51,510,661)		$54,501,880
PREFERRED STOCKS - 1.29%
Food & Staples Retailing - 1.29%
Cia Brasileira de
Distribuicao Grupo Pao de
Acucar	17,380	$711,537
TOTAL PREFERRED STOCKS
(Cost $575,916)		$711,537

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.31%
Money Market Fund - 0.31%
Fidelity Money Market
Portfolio - Select Class	$172,834	$172,834
TOTAL SHORT TERM
INVESTMENTS
(Cost $172,834)		$172,834
Total Investments
(Cost $52,259,411) - 100.13%		$55,386,251
Liabilities in Excess of Other Assets
- (0.13)%		(72,120)
TOTAL NET ASSETS - 100.00%		$55,314,131
Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non Income Producing

See notes to the financial statements.

The Leuthold Funds

Leuthold Grizzly Short Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 70.22%
U.S. Treasury Note - 70.22%
4.875%, 04/30/2008 (a)	$6,727,000	$6,744,867
4.875%, 05/31/2008 (a)	32,500,000	32,682,813
3.125%, 10/15/2008 (a)	14,000,000	14,133,434
		53,561,114
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $53,221,098)		53,561,114
SHORT TERM INVESTMENTS - 32.21%
Money Market Fund - 32.21%
Fidelity Money Market
Portfolio - Select Class
5.16%	24,566,567	24,566,567
TOTAL SHORT TERM
INVESTMENTS
(Cost $24,566,567)		24,566,567
Total Investments
(Cost $77,787,665) - 102.43%		$78,127,681
Other Assets in Excess of
Liabilities - (2.43)%		(1,849,429)
TOTAL NET ASSETS - 100.00%		$76,278,252
Percentages are stated as a percent of net assets.
(a) A portion of these securities constitutes proceeds from securities sold short.

See notes to the financial statements.

The Leuthold Funds

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)

	Shares	Values
COMMON STOCKS - 87.52%
Airlines - 2.68%
AMR Corp. (a)	73,325	$661,391
Delta Air Lines, Inc. (a)	83,052	714,247
UAL Corp.	31,196	671,650
		2,047,288
Automobiles - 1.65%
Ford Motor Co. (a)	110,203	630,361
General Motors Corp.	32,918	627,088
		1,257,449
Biotechnology - 2.04%
Alkermes, Inc. (a)	13,875	164,835
Vertex Pharmaceuticals,
Inc. (a)	58,209	1,390,613
		1,555,448
Building Products - 1.05%
Owens Corning (a)	43,971	797,194
Capital Markets - 2.72%
Jefferies Group, Inc.	38,444	620,102
Merrill Lynch & Co, Inc.	16,338	665,610
Morgan Stanley	17,285	789,925
		2,075,637
Chemicals - 0.82%
The Scotts Co.	19,317	626,257
Commercial Banks - 7.80%
Bancorpsouth, Inc.	43,506	1,007,599
Fifth Third Bancorp	51,908	1,085,915
Mitsubishi UFJ Financial
Group, Inc. - ADR (a)	109,118	949,327
Synovus Financial Corp.	101,231	1,119,615
UCBH Holdings, Inc.	75,081	582,629
UnionBanCal Corp.	24,601	1,207,417
		5,952,502

	Shares	Values
Commercial Services & Supplies - 0.71%
MonsterWorldwide, Inc. (a)	22,450	$543,514
Communications Equipment - 5.19%
Ciena Corp. (a)	37,310	1,150,268
F5 Networks, Inc. (a)	46,898	852,137
JDS Uniphase Corp. (a)	67,730	906,905
Motorola, Inc.	54,335	505,316
Nortel Networks Corp. (a)	80,900	541,221
		3,955,847
Construction Materials - 2.12%
Eagle Materials, Inc.	24,120	857,466
Vulcan Materials Co.	11,466	761,342
		1,618,808
Consumer Finance - 2.20%
Capital One Financial Corp.	20,006	984,695
SLM Corp. (a)	44,987	690,550
		1,675,245
Containers & Packaging - 1.05%
Smurfit-Stone Container
Corp. (a)	103,695	798,452
Diversified Financial Services - 1.00%
Citigroup, Inc.	35,759	765,958
Diversified Telecommunication
Services - 1.05%
TimeWarner Telecom, Inc. (a)	51,512	797,921
Food Products - 0.98%
Dean Foods Co.	37,119	745,721
Health Care Equipment & Supplies - 3.09%
Boston Scientific Corp. (a)	50,272	647,001
Immucor, Inc. (a)	29,199	623,107
Masimo Corp. (a)	41,736	1,085,136
		2,355,244

See notes to the financial statements.

The Leuthold Funds

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short (Continued)
March 31, 2008 (Unaudited)

	Shares	Values
Health Care Technology - 1.09%
Health Corporation (a)	87,408	$833,872
Hotels Restaurants & Leisure - 5.57%
Melco Pbl Entertainment -
ADR (a)	87,150	991,767
Starwood Hotels & Resorts
Worldwide	22,278	1,152,887
Vail Resorts, Inc. (a)	22,037	1,064,167
WyndhamWorldwide Corp.	50,427	1,042,830
		4,251,651
Household Durables - 7.59%
Centex Corp.	34,416	833,211
D.R. Horton, Inc.	55,110	867,982
Jarden Corp. (a)	44,539	968,278
MDC Holdings, Inc.	25,171	1,102,238
Pulte Homes, Inc.	67,213	977,949
Toll Brothers, Inc. (a)	44,229	1,038,497
		5,788,155
Independent Power Producers & Energy
Traders - 1.53%
Mirant Corp. (a)	32,075	1,167,209
Insurance - 4.29%
American International
Group, Inc.	27,663	1,196,425
Fidelity Natl Title Group, Inc.	49,928	915,180
First American Corp. (a)	34,295	1,163,972
		3,275,577
Internet Software & Services - 2.23%
Akamai Technologies, Inc. (a)	25,653	722,388
Equinix, Inc. (a)	14,737	979,863
		1,702,251
IT Services - 1.71%
EuronetWorldwide, Inc. (a)	26,772	515,629

	Shares	Values
Verifone Holdings, Inc. (a)	49,825	$790,723
		1,306,352
Media - 5.14%
Belo Corp.	57,004	602,532
Cablevision Systems Corp. (a)	40,786	874,044
Interpublic Group of
Companies, Inc. (a)	116,883	982,986
Lamar Advertising Co. (a)	17,940	644,584
Virgin Media, Inc.	58,175	818,522
		3,922,668
Multi-Utilities - 0.99%
CMS Energy Corp.	55,730	754,584
Oil, Gas & Consumable Fuels - 0.75%
Cheniere Energy, Inc. (a)	28,975	573,705
Paper & Forest Products - 1.12%
Weyerhaeuser Co.	13,153	855,471

Real Estate - 0.93%
Apartment Investment &
Management Co.	19,765	707,785
Real Estate Investment Trusts (REITs) - 6.63%
Corporate Office Properties
Trust	20,505	689,173
Digital Realty Trust, Inc.	25,808	916,184
Essex Property Trust, Inc.	6,887	784,980
Federal Realty Investment
Trust	13,653	1,064,251
Simon Property Group, Inc.	8,677	806,180
Washington Real Estate
Investment Trust	23,828	796,332
		5,057,100
Real Estate Management &
Development - 1.57%
Brookfield Properties Co.	61,842	1,194,169
See notes to the financial statements.

The Leuthold Funds

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short (Continued)
March 31, 2008 (Unaudited)

	Shares	Values
Semiconductors & Semiconductor
Equipment - 1.89%
Advanced Micro Devices,
Inc. (a)	119,259	$702,436
Micron Technology, Inc. (a)	123,804	739,110
		1,441,546
Software - 2.57%
Electronic Arts, Inc. (a)	16,235	810,451
Red Hat, Inc. (a)	62,433	1,148,143
		1,958,594
Textiles, Apparel & Luxury Goods - 1.42%
Liz Claiborne, Inc.	59,655	1,082,738
Thrifts & Mortgage Finance - 1.98%
Freddie Mac	29,767	753,700
Sovereign Bancorp, Inc.	81,193	756,719
		1,510,419
Water Utilities - 1.01%
Aqua America, Inc.	41,079	771,464
Wireless Telecommunication Services - 1.36%
Metropcs Communications,
Inc. (a)	61,170	1,039,890
TOTAL COMMON STOCKS
(Proceeds $75,749,534)		$66,763,685
Investment Companies
Exchange Traded Funds
iShares Trust -Russell 2000	96,998	6,645,333
Powershares -QQQ Trust	34,742	1,518,920
Total Investment Companies
(Proceeds $8,549,532)		$8,164,253
TOTAL SECURITIES SOLD
SHORT
(Proceeds $84,299,066)		$74,927,938
Percentages are stated as a percent of net assets.
(a) Non Income Producing

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 47.43%
Airlines - 0.19%
Republic Airways
Holdings, Inc. (a)	135,236	$2,929,212
Auto Components - 0.95%
American Axle &
Manufacturing
Holdings, Inc.	256,539	5,259,050
ArvinMeritor, Inc.	189,792	2,374,298
Magna International,
Inc.	98,842	7,131,450
		14,764,798
Beverages - 0.49%
The Coca-Cola Co.	124,314	7,566,993
Biotechnology - 1.26%
Amgen, Inc. (a)	117,684	4,916,837
Biogen Idec, Inc. (a)	116,026	7,157,644
Invitrogen Corp. (a)	87,849	7,508,454
		19,582,935
Bottled And Canned Soft Drinks And
CarbonatedWaters - 0.45%
Coca-Cola Femsa SA
de CV - ADR	125,568	7,073,245
Chemicals - 0.86%
CF Industries
Holdings, Inc.	61,328	6,354,807
NL Industries	133,116	1,453,627
OM Group, Inc. (a)	102,623	5,597,058
		13,405,492
Commercial Banks - 1.19%
Banco Bradesco SA	230,395	6,395,765
Credicorp Ltd.	102,766	7,372,433
KeyCorp	81,395	1,786,620

	Shares	Value
Regions Financial
Corp.	147,126	$2,905,739
		18,460,557
Commercial Services & Supplies - 0.47%
Apollo Group, Inc. (a)	106,081	4,582,699
Steelcase, Inc.	244,494	2,704,104
		7,286,803
Communications Equipment - 1.04%
Avocent Corp. (a)	101,840	1,721,096
Nokia OYJ - ADR	222,108	7,069,698
Research In Motion
Ltd. (a)	66,301	7,440,961
		16,231,755
Computers & Peripherals - 0.21%
NCR Corp. (a)	73,149	1,669,992
Seagate Technology	72,865	1,525,793
		3,195,785
Construction Materials - 0.26%
Cemex S.A. de C.V. -
ADR (a)	157,464	4,112,960
Diversified Telecommunication Services -
0.49%
Kt Corp. - ADR (a)	317,540	7,541,575
Electric Utilities - 2.65%
Allete, Inc.	92,561	3,574,706
Cleco Corp.	184,347	4,088,817
Companhia
Paranaense de
Energia-Copel	422,668	6,902,168
Enersis SA - ADR	233,380	4,126,158
Hawaiian Electric
Industries	166,667	3,978,341
PG&E Corp.	174,550	6,426,931

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
PinnacleWest Capital
Corp.	90,984	$3,191,719
TECO Energy, Inc.	439,800	7,014,810
Westar Energy, Inc.	83,514	1,901,614
		41,205,264
Electrical Equipment - 0.12%
Thomas & Betts
Corp. (a)	50,920	1,851,960
Electromedical And Electrotherapeutic
Apparatus - 0.12%
Syneron Medical
Ltd. (a)	125,491	1,825,894
Electronic Equipment & Instruments - 1.43%
Arrow Electronics,
Inc. (a)	355,020	11,946,423
AU Optronics Corp. -
ADR	464,106	7,977,982
SYNNEX Corp. (a)	106,209	2,253,755
		22,178,160
Energy Equipment & Services - 4.34%
Helmerich & Payne,
Inc.	155,568	7,291,472
Nabors Industries
Ltd. (a)	239,687	8,094,230
National-Oilwell,
Inc. (a)	112,711	6,580,068
Noble Corp.	140,889	6,997,957
Pioneer Drilling
Co. (a)	569,944	9,079,208
Rowan Companies,
Inc.	153,743	6,331,137
Smith International,
Inc.	112,711	7,239,427

	Shares	Value
Superior Energy
Services (a)	170,725	$6,764,124
Tidewater, Inc.	37,014	2,039,842
Weatherford
International
Ltd. (a)	96,629	7,002,704
		67,420,169
Food & Staples Retailing - 0.73%
Wal-Mart Stores,
Inc. (a)	131,873	6,947,070
Winn Dixie Stores,
Inc. (a)	242,711	4,359,089
		11,306,159
Food Products - 1.90%
Archer-Daniels-Midland
Co.	214,408	8,825,033
Bunge Ltd.	77,903	6,768,213
Fresh Del Monte
Produce, Inc. (a)	263,546	9,593,075
Sara Lee Corp.	309,683	4,329,368
		29,515,689
Health Care Providers & Services - 2.50%
Express Scripts,
Inc. (a)	140,889	9,061,980
Humana, Inc. (a)	89,506	4,015,239
Kindred Healthcare,
Inc. (a)	170,621	3,731,481
Magellan Health
Services, Inc. (a)	204,482	8,115,891
Medco Health
Solutions, Inc. (a)	175,697	7,693,772
Pediatrix Medical
Group, Inc. (a)	48,121	3,243,355

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Pharmerica Corp. (a)	182,666	$3,026,776
		38,888,494
Household Durables - 1.48%
KB Home	281,741	6,967,455
Lennar Corp.	358,897	6,750,853
Tupperware Corp.	239,971	9,282,078
		23,000,386
Information Retrieval Services - 0.48%
Shanda Interactive
Entertainment Ltd.
- ADR (a)	256,916	7,476,255
Insurance - 4.25%
ACE Ltd.	133,116	7,329,367
The Allstate Corp.	166,356	7,995,069
American Financial
Group, Inc.	175,377	4,482,636
Arch Capital Group
Ltd. (a)	74,442	5,111,932
Argo Group
International
Holdings, Ltd. (a)	27,735	985,147
Chubb Corp.	139,888	6,921,658
Commerce Group, Inc.	138,105	4,980,066
Nationwide Financial
Services	103,107	4,874,899
PartnerRe Ltd.	65,059	4,964,002
Protective Life Corp.	88,503	3,589,682
Travelers Companies,
Inc.	199,829	9,561,818
Unitrin, Inc.	83,411	2,947,745
Zenith National
Insurance Corp.	61,699	2,212,526
		65,956,547

	Shares	Value
Machinery - 0.92%
AGCO Corp. (a)	119,341	$7,146,139
Manitowoc Co.	175,697	7,168,438
		14,314,577
Marine - 0.22%
Dryships, Inc.	56,356	3,376,288
Metals & Mining - 2.18%
CiaVale do Rio Doce -
ADR	212,163	7,349,326
Gerdau Ameristeel
Corp.	542,339	7,652,403
Mechel Steel Group
Oao - ADR (a)	57,116	6,499,230
Nucor Corp.	67,825	4,594,466
Southern Copper
Corp.	74,588	7,744,472
		33,839,897
Motion Picture AndVideo Tape Production -
0.41%
Dreamworks
Animation Skg,
Inc. (a)	245,347	6,325,046
Multi-Utilities - 0.36%
Duke Energy Corp.	313,741	5,600,277
Natural Gas Transmission - 0.20%
Copano Energy LLC	92,821	3,173,550
Oil & Gas - 1.66%
ChevronTexaco Corp.	150,253	12,825,596
Murphy Oil Corp.	89,506	7,352,023
Total SA - ADR	76,406	5,654,808
		25,832,427

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels - 3.66%
Atlas Pipeline
Partners LP	62,986	$2,523,219
Devon Energy Corp.	168,812	17,612,156
El Paso Pipeline
Partners LP	94,479	2,140,894
Energy Transer
Equity LP	125,972	3,935,365
Enterprise Products
Partners LP	235,368	6,990,430
Kinder Morgan
Energy Partners LP	314,929	17,223,467
Magellan Midstream
Partners LP	64,643	2,618,041
Oneok Partners LP	34,808	2,001,460
Tsakos Energy
Navigation Ltd.	59,838	1,840,617
		56,885,649
Paper & Forest Products - 0.42%
International Paper
Co.	238,989	6,500,501
Pharmaceuticals - 4.58%
AstraZeneca PLC -
ADR	182,124	6,918,891
Bristol-Myers Squibb
Co.	560,553	11,939,779
Eli Lilly & Co.	145,862	7,525,021
Forest Laboratories,
Inc. (a)	159,122	6,366,471
King
Pharmaceuticals,
Inc. (a)	700,547	6,094,759
Novo-Nordisk A/S -
ADR	134,259	9,296,093

	Shares	Value
Par Pharmaceutical
Companies, Inc. (a)	304,254	$5,290,977
Pfizer, Inc.	501,783	10,502,318
Sanofi-Aventis - ADR	191,309	7,181,740
		71,116,049
Phosphatic Fertilizers - 0.50%
Mosaic Co. (a)	76,246	7,822,839
Refined Petroleum Pipelines - 0.22%
Buckeye Partners LP	54,698	2,521,578
Sunoco Logistics
Partners LP	19,890	970,632
		3,492,210
Retail - 0.26%
Home Depot, Inc.	143,378	4,010,283
Semiconductor & Semiconductor
Equipment - 0.39%
MEMC Electronic
Materials, Inc. (a)	86,191	6,110,942
Software - 0.47%
Oracle Corp. (a)	369,627	7,229,904
Specialty Retail - 0.69%
Chico’s FAS, Inc. (a)	252,611	1,796,064
Gamestop Corp. (a)	172,382	8,913,873
		10,709,937
Textiles, Apparel & Luxury Goods - 0.34%
Brown Shoe Co, Inc.	102,125	1,539,024
Skechers U.S.A.,
Inc. (a)	82,041	1,658,048
Warnaco Group,
Inc. (a)	54,125	2,134,690
		5,331,762

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Tobacco - 1.17%
British American
Tobacco PLC - ADR	99,451	$7,533,413
Reynolds American,
Inc.	144,360	8,521,571
Universal Corp.	31,974	2,095,256
		18,150,240
Water Utilities - 0.46%
Cia de Saneamento
Basico do Estado de
Sao Paulo - ADR	162,609	7,208,457
Wireless Telecommunication Services - 2.35%
America Movil SA de
CV - ADR	125,972	8,023,156
Mobile Telesystems -
ADR (a)	99,451	7,543,358
Partner
Communications -
ADR	391,175	8,781,879
Turkcell Iletisim
Hizmet AS - ADR	275,148	5,747,842
Vimpekom-SP - ADR	213,820	6,391,080
		36,487,315
TOTAL COMMON STOCKS
(Cost $770,454,085)		$766,295,237
INVESTMENT COMPANIES - 10.16%
Exchange Traded Funds - 6.66%
iShares China 25
Fund	67,958	9,183,844
iShares MSCI Brazil
Index Fund	76,246	5,873,229
iShares MSCI
Emerging Markets
Index Fund	58,013	7,795,787

	Shares	Value
iShares MSCI
Malaysia Index
Fund	215,478	$2,553,414
iShares MSCI South
Africa Fund	21,548	2,440,096
iShares MSCI South
Korea Index Fund	167,410	9,339,804
iShares MSCI Taiwan
Index Fund	150,834	2,390,719
iShares S&P Latin
America Fund	41,438	10,463,095
iShares Silver
Trust (a)	38,123	6,496,540
SPDR Trust Series 1	355,845	46,960,865
		103,497,393
Mutual Funds - 1.61%
ING Russia Fund	176,033	11,109,462
Matthews India Fund	355,316	6,704,818
USGI Accolade
Funds:Eastern
European Fund	167,136	7,170,131
		24,984,411
TOTAL INVESTMENT
COMPANIES
(Cost $121,662,659)		$128,481,804
PREFERRED STOCKS - 1.36%
Commercial Banks - 0.42%
Banco Itau Holding
Financeira SA	285,093	6,488,716
Diversified Telecommunication Services -
0.94%
Tele Norte Leste
Participacoes SA	551,681	14,641,614

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
TOTAL PREFERRED STOCKS
(Cost $20,895,454)		$21,130,330
	Principal
	Amount	Value
FOREIGN GOVERNMENT BONDS - 7.99%
New SouthWales
Treasury Bond
6.000%,
10/01/2009 (b)	$75,930,000	$68,452,678
Republic of Brazil
12.500%,
01/05/2022 (b)	90,000,000	55,650,539
TOTAL FOREIGN GOVERNMENT
BONDS
(Cost $127,124,024)		$124,103,217
U.S. TREASURY OBLIGATIONS - 4.74%
U.S. Treasury Note - 4.74%
4.875%,
04/30/2008 (d)	4,000,000	4,010,624
4.875%,
05/31/2008 (d)	48,100,000	48,370,563
3.125%,
10/15/2008 (d)	21,000,000	21,200,151
		73,581,338
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $73,083,605)		$73,581,338
SHORT-TERM INVESTMENTS - 26.44%
Money Market Fund - 26.44%
Fidelity Money
Market Portfolio -
Select Class 5.16%	410,848,865	410,848,865

	Principal
	Amount	Value
TOTAL SHORT TERM
INVESTMENTS
(Cost $410,848,865)		$410,848,865
Total Investments
(Cost $1,524,198,774) -
98.12%		$1,524,440,791
Other Assets in Excess of
Liabilities - 1.88%		29,234,805
TOTAL NET ASSETS - 100.00%		$1,553,675,596
Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a) Non Income Producing
(b) Foreign issue security
(c) Performance is linked to the price of the referenced metal.
(d) A portion of these securities constitutes proceeds from securities sold short.

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Securities Sold Short
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 6.83%
Airlines - 0.20%
AMR Corp. (a)	121,178	$1,093,026
Delta Air Lines Inc. (a)	124,768	1,073,005
UAL Corp.	43,619	939,117
		3,105,148
Automobiles - 0.14%
Ford Motor Co. (a)	191,572	1,095,792
General Motors Corp.	56,918	1,084,288
		2,180,080
Biotechnology - 0.16%
Alkermes, Inc. (a)	24,118	286,522
Vertex Pharmaceuticals,
Inc. (a)	93,021	2,222,272
		2,508,794
Building Products - 0.09%
Owens Corning (a)	75,145	1,362,379
Capital Markets - 0.22%
Jefferies Group, Inc.	62,223	1,003,657
Merrill Lynch & Co, Inc.	28,233	1,150,212
Morgan Stanley	27,403	1,252,317
		3,406,186
Chemicals - 0.07%
The Scotts Co.	33,588	1,088,923
Commercial Banks - 0.56%
Bancorpsouth, Inc.	64,863	1,502,227
Fifth Third Bancorp	76,562	1,601,677
Mitsubishi UFJ Financial
Group, Inc. - ADR (a)	162,560	1,414,272
Synovus Financial Corp.	143,351	1,585,462
UCBH Holdings, Inc.	121,731	944,633
UnionBanCal Corp.	34,837	1,709,800
		8,758,071

	Shares	Value
Commercial Services & Supplies - 0.06%
MonsterWorldwide, Inc. (a)	37,510	$908,117
Communications Equipment - 0.40%
Ciena Corp. (a)	54,440	1,678,385
F5 Networks, Inc. (a)	75,623	1,374,070
JDS Uniphase Corp. (a)	108,331	1,450,552
Motorola, Inc.	94,454	878,422
Nortel Networks Corp. (a)	132,894	889,061
		6,270,490
Construction Materials - 0.16%
Eagle Materials, Inc.	38,591	1,371,910
Vulcan Materials Co.	17,900	1,188,560
		2,560,470
Consumer Finance-0.18%
Capital One Financial Corp.	32,859	1,617,320
SLM Corp. (a)	76,855	1,179,724
		2,797,044
Containers & Packaging-0.08%
Smurfit-Stone Container
Corp. (a)	151,573	1,167,112
Diversified Financial Services - 0.08%
Citigroup, Inc.	59,106	1,266,050
Diversified Telecommunication Services -
0.08%
TimeWarner Telecom,
Inc. (a)	76,604	1,186,596
Food Products - 0.08%
Dean Foods Co.	60,162	1,208,655
Health Care Equipment & Supplies - 0.23%
Boston Scientific Corp. (a)	87,389	1,124,696
Immucor, Inc. (a)	45,907	979,655
Masimo Corp. (a)	59,101	1,536,626
		3,640,977

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Securities Sold Short (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Health Care Technology - 0.08%
Health Corporation (a)	122,209	$1,165,874
Hotels Restaurants & Leisure - 0.42%
Melco Pbl Entertainment –
ADR (a)	139,204	1,584,142
Starwood Hotels & Resorts
Worldwide	35,588	1,841,679
Vail Resorts, Inc. (a)	31,577	1,524,853
WyndhamWorldwide Corp.	78,967	1,633,038
		6,583,712
Household Durables - 0.61%
Centex Corp.	56,868	1,376,774
D.R. Horton, Inc.	95,283	1,500,707
Jarden Corp. (a)	70,007	1,521,952
MDC Holdings, Inc.	40,219	1,761,190
Pulte Homes, Inc.	111,072	1,616,098
Toll Brothers, Inc. (a)	73,084	1,716,012
		9,492,733
Independent Power Producers & Energy
Traders - 0.11%
Mirant Corp. (a)	46,801	1,703,089
Insurance - 0.33%
American International
Group, Inc.	43,551	1,883,581
Fidelity National Title
Group, Inc.	80,928	1,483,410
First American Corp. (a)	50,041	1,698,391
		5,065,382
Internet Software & Services - 0.18%
Akamai Technologies,
Inc. (a)	41,030	1,155,405
Equinix, Inc. (a)	23,557	1,566,305
		2,721,710

	Shares	Value
IT Services - 0.14%
EuronetWorldwide, Inc. (a)	46,359	$892,874
Verifone Holdings, Inc. (a)	79,897	1,267,965
		2,160,839
Media - 0.41%
Belo Corp.	89,023	940,973
Cablevision Systems
Corp. (a)	65,793	1,409,944
Interpublic Group of
Companies, Inc. (a)	191,999	1,614,712
Lamar Advertising Co. (a)	28,836	1,036,077
Virgin Media, Inc.	99,230	1,396,166
		6,397,872
Multi-Utilities - 0.08%
CMS Energy Corp.	90,180	1,221,037
Oil, Gas & Consumable Fuels - 0.06%
Cheniere Energy, Inc. (a)	44,826	887,555
Paper & Forest Products - 0.08%
Weyerhaeuser Co.	20,188	1,313,028
Real Estate – 0.08%
Apartment Investment &
Management Co.	35,700	1,278,417
Real Estate Investment Trusts (REITs) - 0.53%
Corporate Office Properties
Trust	35,649	1,198,163
Digital Realty Trust, Inc.	39,949	1,418,189
Essex Property Trust, Inc.	11,917	1,358,300
Federal Realty Investment
Trust	19,811	1,544,267
Simon Property Group, Inc.	14,908	1,385,102
Washington Real Estate
Investment Trust	41,859	1,398,928
		8,302,949

See notes to the financial statements.

The Leuthold Funds

Leuthold Asset Allocation Fund
Schedule of Securities Sold Short (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Real Estate Management & Development -
0.12%
Brookfield Properties Co.	93,247	$1,800,600
Semiconductors & Semiconductor
Equipment - 0.16%
Advanced Micro Devices,
Inc. (a)	206,154	1,214,247
Micron Technology, Inc. (a)	211,182	1,260,757
		2,475,004
Software - 0.19%
Electronic Arts, Inc. (a)	26,171	1,306,456
Red Hat, Inc. (a)	91,096	1,675,255
		2,981,711
Textiles, Apparel & Luxury Goods - 0.11%
Liz Claiborne, Inc.	93,317	1,693,704
Thrifts & Mortgage Finance - 0.16%
Freddie Mac	50,885	1,288,408
Sovereign Bancorp, Inc.	130,908	1,220,063
		2,508,471
Water Utilities - 0.08%
Aqua America, Inc.	65,994	1,239,367
Wireless Telecommunication Services - 0.11%
Metropcs Communications,
Inc. (a)	98,652	1,677,084
TOTAL COMMON STOCKS
(Proceeds $120,263,283)		$106,085,230
INVESTMENT COMPANIES - 0.53%
Exchange Traded Funds - 0.53%
iShares Trust - Russell 2000	87,669	6,006,204
Powershares - QQQ Trust	51,380	2,246,334
TOTAL INVESTMENT COMPANIES
(Proceeds $9,032,471)		$8,252,538

Shares	Value
TOTAL SECURITIES SOLD
SHORT - 7.36%
(Proceeds ($129,295,754)	$114,337,768
Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a) Non Income Producing

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.49%
Beverages - 2.18%
The Coca-Cola Co.	7,891	$480,325
Biotechnology - 4.16%
Biogen Idec, Inc. (a)	7,233	446,204
Invitrogen Corp. (a)	5,480	468,375
		914,579
Bottled And Canned Soft Drinks And
CarbonatedWaters - 1.95%
Coca-Cola Femsa SA de CV
- ADR	7,604	428,333
Chemicals - 3.36%
CF Industries Holdings,
Inc.	3,726	386,088
OM Group, Inc. (a)	6,491	354,019
		740,107
Commercial Banks - 3.92%
Banco Bradesco S A	14,685	407,656
Credicorp Ltd.	6,356	455,979
		863,635
Commercial Services & Supplies - 1.29%
Apollo Group, Inc. (a)	6,575	284,040
Communications Equipment - 4.09%
Nokia OYJ - ADR	13,589	432,538
Research In Motion Ltd. (a)	4,164	467,326
		899,864
Electric Utilities - 1.95%
Companhia Paranaense de
Energia-Copel	26,302	429,512
Electronic Equipment & Instruments - 2.26%
AU Optronics Corp.ADR	28,932	497,341
Energy Equipment & Services - 9.92%
Helmerich & Payne, Inc.	9,863	462,279

	Shares	Value
National-Oilwell, Inc. (a)	7,014	409,477
Noble Corp.	8,767	$435,457
Smith International, Inc.	7,014	450,509
Superior Energy
Services (a)	10,740	425,519
		2,183,241
Food & Staples Retailing - 2.00%
Wal-Mart Stores, Inc. (a)	8,341	439,404
Food Products - 4.62%
Bunge Ltd.	4,822	418,935
Fresh Del Monte Produce,
Inc. (a)	16,439	598,380
		1,017,315
Health Care Providers & Services - 6.83%
Express Scripts, Inc. (a)	8,767	563,893
Humana, Inc. (a)	5,699	255,657
Medco Health Solutions,
Inc. (a)	10,959	479,895
Pediatrix Medical Group,
Inc. (a)	3,029	204,155
		1,503,600
Information Retrieval Services - 2.12%
Shanda Interactive
Entertainment Ltd. -
ADR (a)	16,000	465,600
Machinery - 4.06%
AGCO Corp. (a)	7,452	446,226
Manitowoc Co.	10,959	447,127
		893,353
Marine - 0.95%
Dryships, Inc.	3,507	210,104
Metals & Mining - 6.17%
CiaVale do Rio Doce - ADR	13,151	455,551

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Equities Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Mechel Steel Group Oao -
ADR (a)	3,726	$423,982
Southern Copper Corp.	4,603	477,929
		1,357,462
Oil & Gas - 2.13%
Murphy Oil Corp.	5,699	468,116
Pharmaceuticals - 8.43%
Bristol-Myers Squibb Co.	16,877	359,480
Eli Lilly & Co.	9,206	474,938
Novo-Nordisk A/S - ADR	8,329	576,700
Sanofi-Aventis - ADR	11,836	444,323
		1,855,441
Phosphatic Fertilizers - 2.35%
Mosaic Co. (a)	5,041	517,207
Semiconductor & Semiconductor
Equipment - 1.77%
MEMC Electronic
Materials, Inc. (a)	5,480	388,532
Software - 2.06%
Oracle Corp. (a)	23,233	454,437
Specialty Retail - 2.52%
Gamestop Corp. (a)	10,740	555,365
Tobacco - 2.11%
British American Tobacco
PLC ADR	6,137	464,878
Wireless Telecommunication Services - 10.29%
America Movil SA de CV -
ADR	7,891	502,578
Mobile Telesystems -
ADR (a)	6,137	465,492
Partner Communications -
ADR	24,329	546,186
Turkcell Iletisim Hizmet AS
- ADR	17,096	357,135

	Shares	Value
Vimpekom-SP - ADR	13,151	$393,083
		2,264,474
TOTAL COMMON STOCKS
(Cost $19,782,379)		$20,576,265
PREFERRED STOCKS - 3.87%
Commercial Banks - 1.84%
Banco Itau Holding
Financeira SA	17,754	404,081
Diversified Telecommunication
Services - 2.03%
Tele Norte Leste
Participacoes SA	16,877	447,916
TOTAL PREFERRED STOCKS
(Cost $943,176)		$851,997

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 7.10%
Money Market Funds - 7.10%
Fidelity Money Market
Portfolio Fund, Select
Class	$1,562,121	$1,562,121
TOTAL SHORT TERM
INVESTMENTS
(Cost $1,562,121)		$1,562,121
Total Investments
(Cost $22,287,676) - 104.46%		$22,990,383
Liabilities in Excess of Other
Assets - (4.46)%		(981,141)
TOTAL NET ASSETS - 100.00%		$22,009,242
Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a) Non Income Producing

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.34%
Airlines - 0.75%
Republic Airways Holdings,
Inc. (a)	5,232	$113,325
Auto Components - 3.73%
American Axle &
Manufacturing Holdings,
Inc.	9,925	203,462
ArvinMeritor, Inc.	6,872	85,969
Magna International, Inc.	3,824	275,902
		565,333
Chemicals - 0.37%
NL Industries	5,150	56,238
Commercial Banks - 1.20%
KeyCorp	3,149	69,121
Regions Financial Corp.	5,692	112,417
		181,538
Commercial Services & Supplies - 0.69%
Steelcase, Inc.	9,459	104,616
Communications Equipment - 0.44%
Avocent Corp. (a)	3,940	66,586
Computers & Peripherals - 0.82%
NCR Corp. (a)	2,830	64,609
Seagate Technology	2,819	59,030
		123,639
Diversified Telecommunication
Services - 1.92%
Kt Corp. - ADR (a)	12,285	291,769
Electric Utilities - 8.76%
Allete, Inc.	3,581	138,298
Cleco Corp.	7,132	158,188
Enersis SA - ADR	9,029	159,633

	Shares	Value
Hawaiian Electric Industries	6,448	$153,914
PG&E Corp.	6,753	248,645
PinnacleWest Capital Corp.	3,520	123,482
TECO Energy, Inc.	17,015	271,389
Westar Energy, Inc.	3,231	73,570
		1,327,119
Electrical Equipment - 0.47%
Thomas & Betts Corp. (a)	1,970	71,649
Electromedical And Electrotherapeutic
Apparatus - 0.47%
Syneron Medical Ltd. (a)	4,855	70,640
Electronic Equipment & Instruments - 3.62%
Arrow Electronics, Inc. (a)	13,735	462,183
SYNNEX Corp. (a)	4,109	87,193
		549,376
Energy Equipment & Services - 6.52%
Nabors Industries Ltd. (a)	9,273	313,149
Pioneer Drilling Co. (a)	22,050	351,256
Rowan Companies, Inc.	5,948	244,939
Tidewater, Inc.	1,432	78,918
		988,262
Food & Staples Retailing - 1.11%
Winn Dixie Stores, Inc. (a)	9,390	168,644
Food Products - 3.36%
Archer-Daniels-Midland Co.	8,295	341,422
Sara Lee Corp.	11,981	167,495
		508,917
Health Care Providers & Services - 3.80%
Kindred Healthcare, Inc. (a)	6,601	144,364
Magellan Health Services,
Inc. (a)	7,911	313,988

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Pharmerica Corp. (a)	7,067	$117,100
		575,452
Household Durables - 5.87%
KB Home	10,900	269,557
Lennar Corp.	13,885	261,177
Tupperware Corp.	9,284	359,105
		889,839
Insurance - 16.84%
ACE Ltd.	5,150	283,559
The Allstate Corp.	6,436	309,314
American Financial Group,
Inc.	6,785	173,425
Arch Capital Group Ltd. (a)	2,880	197,770
Argo Group International
Holdings, Ltd (a)	1,073	38,113
Chubb Corp.	5,412	267,786
Commerce Group, Inc.	5,343	192,668
Nationwide Financial Services	3,989	188,600
PartnerRe Ltd	2,517	192,047
Protective Life Corp.	3,424	138,877
Travelers Companies, Inc.	7,731	369,928
Unitrin, Inc.	3,227	114,042
Zenith National Insurance
Corp.	2,387	85,598
		2,551,727
Metals & Mining - 3.13%
Gerdau Ameristeel Corp.	20,982	296,056
Nucor Corp.	2,624	177,750
		473,806
Motion Picture AndVideo Tape
Production - 1.62%
Dreamworks Animation Skg,
Inc. (a)	9,492	244,704

	Shares	Value
Multi-Utilities - 1.43%
Duke Energy Corp.	12,138	$216,663
Oil & Gas - 9.22%
ChevronTexaco Corp.	5,813	496,198
Devon Energy Corp.	6,531	681,379
Total SA - ADR	2,956	218,773
		1,396,350
Oil, Gas & Consumable Fuels - 0.47%
Tsakos Energy Navigation
Ltd.	2,315	71,209
Paper & Forest Products - 1.66%
International Paper Co.	9,246	251,491
Pharmaceuticals - 7.68%
AstraZeneca PLC - ADR	7,046	267,677
Bristol-Myers Squibb Co.	11,170	237,921
King Pharmaceuticals, Inc. (a)	5,364	46,667
Par Pharmaceutical Cos,
Inc. (a)	11,771	204,698
Pfizer, Inc.	19,413	406,314
		1,163,277
Retail - 1.02%
Home Depot, Inc.	5,547	155,150
Specialty Retail - 0.46%
Chico’s FAS, Inc. (a)	9,773	69,486
Textiles, Apparel & Luxury Goods - 1.36%
Brown Shoe Co, Inc.	3,951	59,542
Skechers U.S.A., Inc. (a)	3,174	64,146
Warnaco Group, Inc. (a)	2,094	82,587
		206,275

See notes to the financial statements.

The Leuthold Funds

Leuthold Undervalued & Unloved Fund
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)

	Shares	Value
Tobacco - 2.71%
Reynolds American, Inc.	5,585	$329,682
Universal Corp.	1,237	81,061
		410,743
Water Utilities - 1.84%
Cia de Saneamento Basico do
Estado de Sao Paulo - ADR	6,291	278,880
TOTAL COMMON STOCKS
(Cost $14,616,987)		$14,142,703
PREFERRED STOCKS - 1.92%
Diversified Telecommunication
Services - 1.92%
Tele Norte Leste Participacoes
SA	10,955	290,746
TOTAL PREFERRED STOCKS
(Cost $241,158)		$290,746

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 4.51%
Money Market Funds - 4.51%
Fidelity Money Market
Portfolio - Select Class	$683,804	$683,804
TOTAL SHORT TERM
INVESTMENTS
(Cost $683,804)		$683,804
Total Investments
(Cost $15,541,949) - 99.77%		$15,117,253
Other Assets in Excess of Liabilities
- 0.23%		34,281
TOTAL NET ASSETS - 100.00%		$15,151,534
Percentages are stated as a percent of net assets.
(a) Non Income Producing

See notes to the financial statements.

The Leuthold Funds

Notes to the Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Company consists of six series (the “Funds”): Leuthold Core Investment Fund, Leuthold Select Industries Fund, Grizzly Short Fund,LeutholdAssetAllocation Fund, Leuthold Select Equities Fund and Leuthold Undervalued & Unloved Fund. The investment objective of the Leuthold Core Investment Fund and the Leuthold Asset Allocation Fund is to seek total return consistent with prudent investment risk over the long term. The investment objective of the Leuthold Select Industries Fund,Grizzly Short Fund and the Leuthold Select Equities Fund is capital appreciation. The Leuthold Undervalued & Unloved Fund seeks long-term capital appreciation and dividend income. The Leuthold Core Investment Fund commenced operations on November 20, 1995. Effective January 31, 2006 the Leuthold Core Investment Fund issued a new class of Institutional Shares, which are not subject to the 0.10% shareholder servicing fee that the Retail Shares are subject to, as described in the Funds’ prospectus. Leuthold Select Industries Fund and Grizzly Short Fund commenced operations on June 19, 2000. LeutholdAssetAllocation Fund and Leuthold Select Equities Fund commenced operations on May 24, 2006. Leuthold Undervalued & Unloved Fund commenced operations on November 14, 2006. Effective January 31, 2007 the Leuthold Asset Allocation Fund added a new class of Institutional Shares, which is not subject to the 0.25% 12b-1 fee that the Retail Shares are subject to, as discussed in the Funds’ prospectus. Effective at the close of business on March 31, 2006, the retail shares of the Leuthold Core Investment Fund and the Leuthold Select Industries Fund are closed to new investors, except as stated in the Prospectus.

The following is a summary of significant accounting policies consistently followed by the Funds.

a) InvestmentValuation – Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price.Securities sold short which are not listed on an exchange but for which market quotations are readily available are valued at the average of the current bid and asked price. Other investment assets, including certain investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market price.  Some of the factors which may be considered by the Board of Directors and the Funds’FairValue Pricing Committee in determining fair value are fundamental analytical data relating to the investment;the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker dealers;and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

The Leuthold Funds

The Leuthold Core Investment Fund may invest directly in metals such as aluminum, copper, zinc, lead,nickel,tin,silver,palladium and other industrial and precious metals. Metals listed on the London Metals Exchange are valued at the last sale price on the valuation date. Metals not traded on an exchange are valued at the mid-point between the closing bid and ask prices as obtained from a commonly used reputable pricing source. The prices of such metals may be subject to substantial price fluctuations and may be affected by broad economic, financial and political factors, including inflation, metal sales by governments or international agencies, speculation, changes in industrial and commercial demand, currency devaluations or revaluations, trade imbalances and governmental prohibitions or restrictions. Further, investments in metals can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. Investments in metals earn no investment income and may involve higher custody and transaction costs than investments in securities.

The Leuthold Core Investment Fund may enter into physical industrial metals forward contracts obligating the Fund to receive physical industrial metals at a specified future date. The forward contracts are valued based on closing prices for the forward contracts and the physical industrial metals which are received daily from the London Metal Exchange and unrealized appreciation or depreciation is recorded daily as the difference between the closing price of the physical industrial metals and the closing forward value applied to the face amount of the contract.A realized gain or loss is recorded at the time the metals received from the forward contract are sold.

b) Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The tax character of distributions paid during the fiscal periods ended September 30, 2007 and 2006 was as follows:

		2007
		Long
		Term
	Ordinary	Capital
	Income	Gain	Total

Leuthold Core
Investment Fund	$33,432,434	$7,272,219	$40,704,653
Leuthold Select
Industries Fund	936,730	859,592	1,796,322
Grizzly Short Fund	2,948,288	—	2,948,288
Leuthold Asset
Allocation Fund	7,653,934	—	7,653,934
Leuthold Select
Equities Fund	—	—	—
Leuthold
Undervalued &
Unloved Fund	103,591	—	103,591

The Leuthold Funds

		2006
		Long
		Term
	Ordinary	Capital
	Income	Gain	Total

Leuthold Core
Investment Fund	$51,668,568	$39,694,133	$91,362,701
Leuthold Select
Industries Fund	186,217	525,301	711,518
Grizzly Short Fund	4,654,052	—	4,654,052

At September 30, 2007, the components of
accumulated earnings (deficit) on a tax basis were as
follows:

		Leuthold	Leuthold
	Core	Select	Grizzly
	Investment	Industries	Short
	Fund	Fund	Fund

Undistributed
ordinary income	$79,466,207	$5,775,962	$142,526
Undistributed
long-term capital
gain	202,865,713	12,614,625	—

Distributable
earnings	$282,331,920	$18,390,587	$142,526
Capital loss
carryover and
post-October
losses	—	—	(32,335,946)
Other accumulated
losses	(27,225)	(383)	(266,015)
Unrealized
appreciation
(depreciation)	223,656,422	10,953,307	4,101,683

Accumulated
earnings (deficit)	$505,961,117	$29,343,511	$(28,357,752)

	Leuthold	Leuthold	Leuthold
	Asset	Select	Undervalued
	Allocation	Equities	& Unloved
	Fund	Fund	Fund

Undistributed
ordinary income	$3,849,107	$230,671	$61
Undistributed
long-term capital
gain	342,603	21,458	—

Distributable
earnings	4,191,710	252,129	61
Capital loss
carryover and
post-October
losses	—	—	(256,644)
Other accumulated
losses	(9,321)	—	—
Unrealized
appreciation
(depreciation)	47,133,339	2,143,121	(153,013)

Accumulated
earnings (deficit)	$51,315,728	$2,395,250	$(409,596)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, and differences from passive foreign investment companies.

The Leuthold Funds

The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2007, the Funds had the following capital loss carryforwards available for federal income tax purposes.

Grizzly
Expiration Date	Short Fund

9/30/2012	$3,491,478
9/30/2013	$3,481,269
9/30/2014	$4,650,299
9/30/2015	$13,924,717

The Grizzly Short Fund and Leuthold Undervalued & Unloved Fund intend to defer and treat $6,788,183 and $256,644, respectively, of post-October losses incurred during the fiscal period ended September 30, 2007 as arising in the fiscal year ending September 30, 2008.

c) Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

d) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Short Positions – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities.These segregated assets are valued consistent with Note 1a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. The Leuthold Core Investment Fund, Grizzly Short Fund and Leuthold Asset Allocation Fund’s collateral at broker for securities sold short is with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

f) Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis.  Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond.

g) Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Company,such as Directors fees and expenses, insurance expense and legal fees are allocated between the six series of the Company based on the relative net asset value of the individual series.

The Leuthold Funds

h) Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

2. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and short sales, for the six months ended March 31, 2008 are summarized below.

	Purchases	Sales

Leuthold Core Investment
Fund	$1,438,966,350	$1,014,565,091
Leuthold Select Industries
Fund	41,071,424	54,168,558
Leuthold Asset Allocation
Fund	725,620,356	1,196,392,054
Leuthold Select Equities
Fund	25,658,041	17,210,848
Leuthold Undervalued &
Unloved Fund	10,079,374	5,660,650

Purchases and sales of long-term U.S. Government Securities are summarized below.

	Purchases	Sales

Leuthold Core Investment
Fund	$951,459,001	$1,128,240,422
Leuthold Asset Allocation
Fund	$753,422,692	$807,295,750

At September 30,2007,gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

	Leuthold	Leuthold
	Core	Select	Grizzly
	Investment	Industries	Short
	Fund	Fund	Fund

Cost of Investments	$1,551,624,770	$63,093,966	$77,121,280

Gross unrealized
appreciation	$232,823,266	$11,593,242	$—
Gross unrealized
depreciation	(23,686,317)	(639,935)	(71,331)

Net unrealized
appreciation/
depreciation	$209,136,949	$10,953,307	$(71,331)

	Leuthold	Leuthold	Leuthold
	Asset	Select	Undervalued
	Allocation	Equities	& Unloved
	Fund	Fund	Fund

Cost of Investments	$702,940,258	$14,092,877	$11,575,758

Gross unrealized
appreciation	$59,604,392	$2,287,066	$623,982
Gross unrealized
depreciation	(16,721,102)	(143,945)	(776,995)

Net unrealized
appreciation/
depreciation	$42,883,290	$2,143,121	$(153,013)

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on Passive Foreign Investment Companies (PFIC’s).

The Leuthold Funds

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an InvestmentAdvisory Agreement (“advisory agreement”) with Leuthold Weeden Capital Management (“Investment Advisor”). Pursuant to its advisory agreement with the Funds, the Investment Advisor is entitled to receive a fee, calculated daily and payable monthly, at annual rates of 0.90%, 1.00%, 1.25%, 0.90%, 1.00% and 0.75% for the Leuthold Core Investment Fund, Leuthold Select Industries Fund,Grizzly Short Fund, Leuthold Asset Allocation Fund, Leuthold Select Equities Fund and Leuthold Undervalued & Unloved Fund, respectively, as applied to each Fund’s daily net assets.

The Investment Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	1.25%
Leuthold Select Industries Fund	1.60%
Grizzly Short Fund	2.50%
Leuthold Asset Allocation Fund	1.50%
Leuthold Select Equities Fund	1.85%
Leuthold Undervalued &
Unloved Fund	1.50%

Any waiver or reimbursement is subject to later adjustments to allow the Investment Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the InvestmentAdviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

Leuthold Select Equities Fund

Year of Expiration	Recoverable Amount

9/30/10	$18,936

Leuthold Undervalued & Unloved Fund

Year of Expiration	Recoverable Amount

9/30/10	$30,773
9/30/11	$1,402

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

For the six months ended March 31, 2008, the Leuthold Core Investment Fund, Leuthold Select Industries Fund,Grizzly Short Fund,LeutholdAsset Allocation Fund, Leuthold Select Equities Fund and Leuthold Undervalued & Unloved Fund paidWeeden & Co., L.P., an affiliate of the Adviser, $844,160, $33,693, $45,511, $462,569, $550 and $2,522, respectively, for brokerage commissions.

4. DISTRIBUTION PLAN

Each of the Leuthold Asset Allocation Fund - Retail Class, the Leuthold Select Equities Fund and the Leuthold Undervalued & Unloved Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment CompanyAct, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution or any other person who renders personal service to the Fund’s shareholders,assists in the maintenance of the Fund’s shareholder accounts or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Board of Directors. To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

The Leuthold Funds

5. INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6. BANKRUPTCY CLAIM

In 2005, the Leuthold Core Investment Fund implemented fair valuation procedures with respect to certain investments subject to bankruptcy proceedings of Refco Capital Markets. These bankruptcy proceedings are ongoing at this time.

The fair valuation procedures, which have changed as the nature of the bankruptcy has evolved, have considered the status of the bankruptcy legal proceedings, market price and trading activity of certain publicly traded debt of Refco, Inc., current values for the silver and palladium positions, illiquidity of the impacted investments, a settlement of a matter related to Refco Capital with another party, and expected recoveries from the bankruptcy estate. There continues to be some degree of uncertainty regarding the timing and amount of settlement payouts as a result of the court proceedings. Legal proceedings continue regarding the Refco bankruptcy, and the ultimate outcome of these legal proceedings will have a direct impact on the amounts recovered by the Fund.As of March 31, 2008, the investments subject to bankruptcy proceedings were valued at $5,232,828 and are shown in the accompanying schedule of investments.

7. ILLIQUID SECURITIES

The Funds may invest up to 5% of its net assets in securities for which there is no readily available market (“illiquid securities”). The 5% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

8. LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of its total assets to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. The Funds have entered into a securities lending arrangement with U.S. Bancorp Asset Management, N.A. (the “Custodian”) and under the terms of the arrangement,the Custodian is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.The cash collateral is invested in short term instruments as noted in the Schedules of Investments.The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

The Leuthold Funds

The arrangement provides that after predetermined rebates to borrowers,a percentage of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.As of March 31,2008, the Funds had no securities out on loan.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 -Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not”standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. The adoption of FIN 48 has no impact on the Company’s net assets or results of operations.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157,“Fair Value Measurements” (FAS 157).This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however,additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

The Leuthold Funds

ADDITIONAL INFORMATION

SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

The percentage of dividend income distributed for the year ended September 30, 2007, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, is as follows:Leuthold Core Investment Fund 19%, Leuthold Select Industries Fund 53%, Leuthold Asset Allocation Fund 35% and Leuthold Undervalued & Unloved Fund 100%.

The percentage of dividend income distributed for the year ended September 30, 2007, designated as qualified dividends received deduction available to corporate shareholders,is as follows (unaudited):Leuthold Core Investment Fund 14%, Leuthold Select Industries Fund 49%, LeutholdAssetAllocation Fund 30% and Leuthold Undervalued & Unloved Fund 100%.

For the year ended September 30, 2007, the Leuthold Core Investment Fund and the Leuthold Select Industries Fund designated $7,272,219 and $859,592, respectively, as long-term capital gains dividends.

ADDITIONAL INFORMATION FOR FOREIGN SHAREHOLDERS ONLY (UNAUDITED)

The Leuthold Core Investment Fund,Leuthold Select Industries Fund,Grizzly Short Fund,LeutholdAssetAllocation Fund, Leuthold Select Equities Fund and Leuthold Undervalued & Unloved Fund designate 18%, 2%, 10%, 19%, 0% and 5%, respectively, of their ordinary distributions paid as qualified interest related dividends under the Internal Revenue Code Section 871(k)(1)(c) for the year ended September 30, 2007.

The Leuthold Core Investment Fund designated $490,481 (1%) of the ordinary distributions paid as short-term capital gain distributions under the Internal Revenue Code Section 871(k)(2)(c) for the year ended September 30, 2007.

INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 7, 2007, the Board of Directors of Leuthold Funds, Inc. approved the investment advisory agreements for the Leuthold Core Investment Fund, Grizzly Short Fund, Leuthold Select Industries Fund, Leuthold Asset Allocation Fund, Leuthold Select Equities Fund and Leuthold Undervalued & Unloved Fund with LeutholdWeeden Capital Management. Prior to approving the agreements, the Board considered:

>	the nature, extent and quality of the services to be provided by LeutholdWeeden Capital Management;

>	the investment strategies and performance history of LeutholdWeeden Capital Management;

>	the cost of the services to be provided and profits to be realized by LeutholdWeeden Capital Management, from its relationship with the Funds;

>	the extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale;

>	the proposed expense ratios of the Funds; and

>	the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars.

The Leuthold Funds

In considering the nature, extent and quality of the services provided by LeutholdWeeden Capital Management, the Board considered the Adviser’s quality of investment management provided to the existing Funds, the Adviser’s management history and the Adviser’s ability to attract investors for the Funds. The Board concluded that the approval of the investment advisory agreements was in the best interest of the Funds’ shareholders.

The Board considered the presentation from theAdviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks. The Board concluded that the performance of the existing Funds was satisfactory in comparison to performance of similar funds.

The Board considered the proposed cost of services to be provided by theAdviser, including reports provided by the Funds’administrator comparing the Funds’proposed investment advisory fees to those of other comparable mutual funds. The Board concluded that the investment advisory fees were within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule. The Board concluded that the existing fees schedules were acceptable.

The Board compared the Funds’ proposed expense ratios to those of other comparable mutual funds. After review, the Board concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds.

The Board discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management, would be beneficial to the Funds and that Leuthold Weeden Capital Management, would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Age	Held with	and Length of	Principal Occupation	Overseen By	Held by
and Address	the Company	Time Served	During Past FiveYears	Director	Director
John S. Chipman (81)	Director	Indefinite Term,	Regents Professor of Economics at	6	None
33 South Sixth Street, Suite 4600		11Years Served	the University of Minnesota since
Minneapolis, MN 55403			1981. Guest Professor at the
University of Konstanz, Germany,
from 1986 to 1991 and was awarded
an honorary doctorate from such
institution in 1991.

Lawrence L. Horsch (73)	Director	Indefinite Term,	Member of the Board of Directors of	6	None
33 South Sixth Street, Suite 4600		11Years Served	Boston Scientific Corp., a public
Minneapolis, MN 55403			company engaged in developing,
producing and marketing medical
devices from February, 1995 to May
2003. Mr. Horsch served in various
capacities with SCIMED Life
Systems, Inc., including Acting Chief
Financial Officer from 1994 to 1995,
Chairman of the Board from 1977 to
1994, and as a director from 1977 to
1995. He has also served as
Chairman of Eagle Management &
Financial Corp., a management
consulting firm, since 1990.

Paul M. Kelnberger (64)	Director	Indefinite Term,	CPA. Partner, Johnson,West & Co.,	6	None
33 South Sixth Street, Suite 4600		11Years Served	PLC, from 1975 to 2002. Currently
Minneapolis, MN 55403			serving as a consultant to Johnson,
West & Co., PLC.

Interested Directors (and Officers)
Steven C. Leuthold (70)	Director and	Indefinite Term,	Chief Investment Officer of the	6	None
33 South Sixth Street, Suite 4600	President	11Years Served	managing member of Leuthold
Minneapolis, MN 55403			Weeden Capital Management (the
“Adviser”). He has also been a
Portfolio Manager for the
predecessors to the Adviser,
Leuthold & Anderson, Inc. (since
1987) and Leuthold,Weeden &
Associates, L.P. (since 1991).

Edward C. Favreau (56)	Director andVice	Indefinite Term,	Manager of Marketing and Sales of	6	None
33 South Sixth Street, Suite 4600	President	7Years Served	the Adviser since July, 1999.
Minneapolis, MN 55403

The Leuthold Funds

# of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Age	Held with	and Length of	Principal Occupation	Overseen By	Held by
and Address	the Company	Time Served	During Past FiveYears	Director	Director
David R. Cragg (39)	Vice President,	OneYear Term,	Manager of Operations of the	n/a	None
33 South Sixth Street, Suite 4600	Secretary and	7Years Served	Adviser since January, 1999. Prior to
Minneapolis, MN 55403	Treasurer		joining the Adviser, Mr. Cragg served
as Operations Manager of Piper
Trust Company from November,
1997 until January, 1999.

Roger A. Peters (47)	Chief Compliance	OneYear Term,	Chief Compliance Officer of the	n/a	None
33 South Sixth Street, Suite 4600	Officer,Vice	1Year Served	Adviser since October, 2005. Prior to
Minneapolis, MN 55403	President		joining the Adviser, Mr. Peters
served asVice President,
Commercial Product Management
for U.S. Bank from November, 2003
through February, 2005. Mr. Peters
also served as Operations Manager
for Lowry Hill from December, 2001
through July, 2003.

Glenn R. Larson (43)	Assistant Secretary	OneYear Term,	Compliance Officer of the Adviser	n/a	None
33 South Sixth Street, Suite 4600		1Year Served	since February, 2005. Prior to
Minneapolis, MN 55403			joining the Adviser, Mr. Larson
served as a Compliance
Representative of U.S. Bancorp
Investments, Inc. from July, 2003
until February, 2005. Prior to that
time, Mr. Larson served as
Compliance Analyst of Securian
Financial Services, Inc. from June,
1999 to July, 2003.

The Statement ofAdditional Information includes additional information about the Funds’Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leuthold-funds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

The Leuthold Funds

Investment Adviser:
LeutholdWeeden Capital Management, Minnesota

Administrator, Transfer Agent, Dividend Paying Agent, Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC, Wisconsin

Custodian:
U.S. Bank, N.A.,Wisconsin

Counsel:
Foley & Lardner, LLP,Wisconsin

Independent Registered Public Accounting Firm:
Ernst &Young LLP, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886.You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington,DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing filed December 11, 2006

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)*     /s/ Steven C. Leuthold
                                                        Steven C. Leuthold, President

Date        6/3/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Steven C. Leuthold
                                                        Steven C. Leuthold, President

Date        6/3/08

By (Signature and Title)*    /s/ David R. Cragg, Treasurer
  David R. Cragg, Treasurer

Date        6/3/08

* Print the name and title of each signing officer under his or her signature.